UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: October 31, 2016

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2015 Fund**, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund. MFS Lifetime 2060 Fund did not commence investment operations during the period and information about MFS Lifetime 2060 Fund is not part of this Form N-CSR. The remaining series of the Registrant has a fiscal year end of October 31.
**	Effective as of the close of business on August 5, 2016, MFS Lifetime 2015 Fund was reorganized into MFS Lifetime Income Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

As of the period end, MFS Lifetime 2060 Fund and MFS Lifetime 2015 Fund did not have shareholders as described in the introductory note on the cover page of this Form N-CSR.

SEMIANNUAL REPORT

October 31, 2016

MFS® LIFETIME® FUNDS

MFS® Lifetime® Income Fund

MFS® Lifetime® 2020 Fund

MFS® Lifetime® 2025 Fund

MFS® Lifetime® 2030 Fund

MFS® Lifetime® 2035 Fund

MFS® Lifetime® 2040 Fund

MFS® Lifetime® 2045 Fund

MFS® Lifetime® 2050 Fund

MFS® Lifetime® 2055 Fund

LTF-SEM

MFS® LIFETIME® FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Despite June’s unexpected vote by the United Kingdom to leave the European Union and the surprising result in the U.S. presidential election, most markets proved resilient in the wake of these events. U.S. shares quickly reversed post-Brexit declines and rallied to record highs during August. Global interest rates remain very low, with most central banks maintaining extremely accommodative monetary policies to reinvigorate slow-growing economies against a backdrop of low inflation. Low interest rates continue to benefit risky assets such as equities, as investors are forced to accept greater risks in search of satisfactory returns in a low-return environment. U.S. investment-grade and high-yield bonds have benefited from low, and even negative, yields overseas.

Emblematic of the sluggish global growth environment is a pronounced slowdown in the growth of global trade. Despite the slowdown, emerging market equities have held up well, withstanding geopolitical shocks such as an attempted coup in Turkey and the impeachment and removal of the president of Brazil. The U.S. Federal Reserve’s go-slow approach to rate hikes and economic stimulus abroad have helped support markets.

At MFS®, we believe in a patient, long-term approach to investing. Viewing investments with a long lens makes it possible to filter out short-term market noise and focus on achieving solid risk-adjusted returns over a full market cycle.

In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

December 15, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Income Fund

Portfolio target allocation

Portfolio holdings
MFS Limited Maturity Fund	20.0%
MFS Total Return Bond Fund	20.0%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	3.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Blended Research International Equity Fund	2.5%
MFS Emerging Markets Debt Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS Value Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Blended Research Core Equity Fund	2.0%
MFS Blended Research Growth Equity Fund	2.0%
MFS Research Fund	2.0%
MFS Growth Fund	1.9%
MFS Research International Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Mid Cap Value Fund	1.5%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Value Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Growth Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Fund	16.1%
MFS Limited Maturity Fund	12.1%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Global Bond Fund	5.0%
MFS High Income Fund	4.6%
MFS Blended Research Mid Cap Equity Fund	3.8%
MFS Blended Research International Equity Fund	3.7%
MFS Emerging Markets Debt Fund	2.8%
MFS Value Fund	2.8%
MFS Blended Research Value Equity Fund	2.8%
MFS Blended Research Core Equity Fund	2.8%
MFS Blended Research Growth Equity Fund	2.8%
MFS Growth Fund	2.7%
MFS Research Fund	2.7%
MFS Absolute Return Fund	2.0%
MFS Research International Fund	1.9%
MFS Mid Cap Growth Fund	1.9%
MFS Mid Cap Value Fund	1.9%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS Global Real Estate Fund	1.0%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Commodity Strategy Fund	1.0%
MFS International Value Fund	0.9%
MFS International Growth Fund	0.9%
MFS New Discovery Value Fund	0.5%
MFS New Discovery Fund	0.5%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2025 Fund

Portfolio target allocation

Portfolio holdings
MFS Government Securities Fund	10.0%
MFS Total Return Bond Fund	9.5%
MFS Inflation-Adjusted Bond Fund	7.6%
MFS Blended Research Mid Cap Equity Fund	6.3%
MFS Blended Research International Equity Fund	5.6%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Value Fund	3.8%
MFS Blended Research Value Equity Fund	3.8%
MFS Blended Research Core Equity Fund	3.8%
MFS Blended Research Growth Equity Fund	3.8%
MFS Growth Fund	3.8%
MFS Research Fund	3.8%
MFS Mid Cap Growth Fund	3.1%
MFS Mid Cap Value Fund	3.1%
MFS Emerging Markets Debt Fund	3.0%
MFS Research International Fund	2.8%
MFS Commodity Strategy Fund	2.5%
MFS Limited Maturity Fund	2.2%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Global Real Estate Fund	1.8%
MFS International Value Fund	1.4%
MFS International Growth Fund	1.4%
MFS Blended Research Small Cap Equity Fund	1.4%
MFS Absolute Return Fund	1.2%
MFS International New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.7%
MFS New Discovery Fund	0.7%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	8.5%
MFS Blended Research International Equity Fund	8.0%
MFS Inflation-Adjusted Bond Fund	5.4%
MFS Value Fund	5.2%
MFS Blended Research Value Equity Fund	5.2%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS High Income Fund	5.0%
MFS Mid Cap Growth Fund	4.3%
MFS Mid Cap Value Fund	4.3%
MFS Total Return Bond Fund	4.1%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Commodity Strategy Fund	3.8%
MFS Research International Fund	3.4%
MFS Emerging Markets Debt Fund	3.0%
MFS Global Real Estate Fund	2.8%
MFS Global Bond Fund	2.6%
MFS International Value Fund	2.3%
MFS International Growth Fund	2.3%
MFS Government Securities Fund	2.2%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.9%
MFS International New Discovery Fund	1.8%
MFS Absolute Return Fund	1.0%
MFS New Discovery Value Fund	0.9%
MFS New Discovery Fund	0.9%
MFS Blended Research Emerging Markets Equity Fund	0.4%
MFS Emerging Markets Equity Fund	0.4%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2035 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	9.5%
MFS Blended Research Mid Cap Equity Fund	9.3%
MFS Blended Research Growth Equity Fund	5.7%
MFS Value Fund	5.7%
MFS Blended Research Value Equity Fund	5.7%
MFS Growth Fund	5.7%
MFS Mid Cap Value Fund	4.7%
MFS Mid Cap Growth Fund	4.7%
MFS Commodity Strategy Fund	4.4%
MFS Inflation-Adjusted Bond Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Global Real Estate Fund	3.8%
MFS Research International Fund	3.7%
MFS High Income Fund	3.1%
MFS International Value Fund	2.9%
MFS International Growth Fund	2.8%
MFS Total Return Bond Fund	2.8%
MFS International New Discovery Fund	2.8%
MFS Blended Research Small Cap Equity Fund	2.2%
MFS Emerging Markets Debt Fund	1.8%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Global Bond Fund	1.2%
MFS New Discovery Value Fund	1.1%
MFS New Discovery Fund	1.1%
MFS Blended Research Emerging Markets Equity Fund	0.7%
MFS Emerging Markets Equity Fund	0.7%
MFS Absolute Return Fund	0.6%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.7%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	5.9%
MFS Growth Fund	5.9%
MFS Mid Cap Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Commodity Strategy Fund	4.9%
MFS Global Real Estate Fund	4.8%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	3.8%
MFS International Value Fund	3.4%
MFS International Growth Fund	3.4%
MFS Inflation-Adjusted Bond Fund	2.8%
MFS Total Return Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	0.9%
MFS Emerging Markets Equity Fund	0.9%
MFS High Income Fund	0.5%
MFS Emerging Markets Debt Fund	0.3%
MFS Emerging Markets Debt Local Currency Fund	0.2%
MFS Global Bond Fund	0.2%
MFS Absolute Return Fund	0.1%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2045 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Research International Fund	4.0%
MFS International New Discovery Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.2%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Growth Fund	6.0%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2055 Fund

Portfolio target allocation

Portfolio holdings
MFS Blended Research International Equity Fund	10.9%
MFS Blended Research Mid Cap Equity Fund	9.9%
MFS Value Fund	6.0%
MFS Blended Research Value Equity Fund	6.0%
MFS Blended Research Growth Equity Fund	6.0%
MFS Growth Fund	5.9%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS Research International Fund	4.0%
MFS Blended Research Core Equity Fund	4.0%
MFS Research Fund	4.0%
MFS International New Discovery Fund	3.9%
MFS International Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Total Return Bond Fund	2.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS New Discovery Value Fund	1.2%
MFS New Discovery Fund	1.2%
MFS Blended Research Emerging Markets Equity Fund	1.0%
MFS Emerging Markets Equity Fund	1.0%
Cash & Cash Equivalents	0.6%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 10/31/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2016 through October 31, 2016

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2016 through October 31, 2016.

Actual Expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.25%	$1,000.00	$1,021.40	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,017.61	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,017.61	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,022.67	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,017.59	$5.09
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,020.14	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,021.40	$1.27
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,022.67	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.10%	$1,000.00	$993.99	-$0.17
	Hypothetical (h)	-0.10%	$1,000.00	$1,025.71	-$0.51
529A	Actual	0.29%	$1,000.00	$1,021.28	$1.48
	Hypothetical (h)	0.29%	$1,000.00	$1,023.74	$1.48
529B	Actual	1.05%	$1,000.00	$1,017.49	$5.34
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35
529C	Actual	1.05%	$1,000.00	$1,017.49	$5.34
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime Income Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class 529A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.25%	$1,000.00	$1,025.99	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,021.57	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,021.82	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,027.36	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,021.54	$5.10
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,024.62	$2.55
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,025.97	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,026.62	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.14%	$1,000.00	$992.65	-$0.24
	Hypothetical (h)	-0.14%	$1,000.00	$1,025.91	-$0.71

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2025 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.23%	$1,000.00	$1,030.61	$1.18
	Hypothetical (h)	0.23%	$1,000.00	$1,024.05	$1.17
B	Actual	1.00%	$1,000.00	$1,026.54	$5.11
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,026.66	$5.11
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,031.38	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,026.29	$5.11
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,028.99	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,029.76	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,032.23	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.14%	$1,000.00	$989.43	-$0.24
	Hypothetical (h)	-0.14%	$1,000.00	$1,025.91	-$0.71

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Notes to Expense Table

For the MFS Lifetime 2025 Fund, each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above and are outside of the expense limitation arrangement. For Class A shares, this rebate reduced the expense ratio above by 0.02%. See Note 3 in the Notes to Financial Statements for additional information.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.25%	$1,000.00	$1,035.23	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,031.32	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,031.48	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,036.43	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,031.21	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,034.08	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,035.30	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,036.51	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.14%	$1,000.00	$987.73	-$0.24
	Hypothetical (h)	-0.14%	$1,000.00	$1,025.91	-$0.71

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2035 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.25%	$1,000.00	$1,036.44	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,032.63	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,031.92	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,037.10	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,031.48	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,034.06	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,035.57	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,037.93	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.14%	$1,000.00	$986.20	-$0.24
	Hypothetical (h)	-0.14%	$1,000.00	$1,025.91	-$0.71

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.25%	$1,000.00	$1,035.54	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,031.54	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,031.88	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,036.70	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,031.72	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,034.36	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,034.83	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,036.72	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.14%	$1,000.00	$984.57	-$0.24
	Hypothetical (h)	-0.14%	$1,000.00	$1,025.91	-$0.71

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2045 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.25%	$1,000.00	$1,035.14	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,031.35	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,030.60	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,035.86	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,031.18	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,033.68	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,035.14	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,036.68	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.14%	$1,000.00	$984.10	-$0.24
	Hypothetical (h)	-0.14%	$1,000.00	$1,025.91	-$0.71

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.25%	$1,000.00	$1,035.01	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,030.71	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,030.85	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,036.38	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,031.46	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,034.05	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,035.22	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,036.40	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.14%	$1,000.00	$984.29	-$0.24
	Hypothetical (h)	-0.14%	$1,000.00	$1,025.91	-$0.71

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME 2055 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/16	Ending Account Value 10/31/16	Expenses Paid During Period (p) 5/01/16-10/31/16
A	Actual	0.25%	$1,000.00	$1,034.89	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,031.00	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,031.23	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,036.36	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,031.67	$5.12
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,034.21	$2.56
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,035.69	$1.28
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,036.36	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R6	Actual (i)	-0.14%	$1,000.00	$984.23	-$0.24
	Hypothetical (h)	-0.14%	$1,000.00	$1,025.91	-$0.71

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), except for Actual Expenses of Class R6, which is multiplied by 64/365 (to reflect the period from the commencement of the class’s investment operations, August 29, 2016, through October 31, 2016). For Hypothetical Expenses paid, it is assumed that Class R6 was in existence for the entire six month period ended October 31, 2016. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

10/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME INCOME FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	1,311,654	$12,670,575
MFS Blended Research Core Equity Fund - Class R6	544,681	12,642,055
MFS Blended Research Growth Equity Fund - Class R6	1,205,249	12,618,958
MFS Blended Research International Equity Fund - Class R6	1,603,235	15,872,030
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	1,923,760	18,968,276
MFS Blended Research Small Cap Equity Fund - Class R6	589,020	6,243,615
MFS Blended Research Value Equity Fund - Class R6	1,176,183	12,655,729
MFS Commodity Strategy Fund - Class R6 (v)	1,060,451	6,256,663
MFS Emerging Markets Debt Fund - Class R6	848,582	12,677,821
MFS Emerging Markets Debt Local Currency Fund - Class R6	909,900	6,342,007
MFS Global Bond Fund - Class R6	3,566,336	31,669,064
MFS Global Real Estate Fund - Class R6	393,228	6,260,193
MFS Government Securities Fund - Class R6	6,282,658	63,454,843
MFS Growth Fund - Class R6	165,568	12,574,875
MFS High Income Fund - Class R6	5,599,053	18,980,791
MFS Inflation-Adjusted Bond Fund - Class R6	5,965,271	63,470,480
MFS International Growth Fund - Class R6	116,947	3,147,031
MFS International Value Fund - Class R6	87,005	3,161,779
MFS Limited Maturity Fund - Class R6	21,186,161	126,905,102
MFS Mid Cap Growth Fund - Class R6	630,397	9,443,345
MFS Mid Cap Value Fund - Class R6	460,861	9,443,048
MFS New Discovery Fund - Class R6 (a)	123,122	3,121,155
MFS New Discovery Value Fund - Class R6	235,357	3,156,140
MFS Research Fund - Class R6	331,058	12,609,998
MFS Research International Fund - Class R6	609,361	9,518,224
MFS Total Return Bond Fund - Class R6	11,706,779	126,901,489
MFS Value Fund - Class R6	364,750	12,656,838
Total Underlying Affiliated Funds (Identified Cost, $596,139,595)		$633,422,124

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $331,167)	331,167	$331,167
Total Investments (Identified Cost, $596,470,762)		$633,753,291

Other Assets, Less Liabilities - 0.1%		739,912
Net Assets - 100.0%		$634,493,203

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	839,887	$8,113,310
MFS Blended Research Core Equity Fund - Class R6	485,184	11,261,118
MFS Blended Research Growth Equity Fund - Class R6	1,075,536	11,260,863
MFS Blended Research International Equity Fund - Class R6	1,510,901	14,957,921
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	1,553,398	15,316,508
MFS Blended Research Small Cap Equity Fund - Class R6	381,539	4,044,309
MFS Blended Research Value Equity Fund - Class R6	1,046,879	11,264,419
MFS Commodity Strategy Fund - Class R6 (v)	683,456	4,032,391
MFS Emerging Markets Debt Fund - Class R6	755,104	11,281,257
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,039,157	7,242,926
MFS Global Bond Fund - Class R6	2,279,500	20,241,963
MFS Global Real Estate Fund - Class R6	254,611	4,053,409
MFS Government Securities Fund - Class R6	4,011,009	40,511,194
MFS Growth Fund - Class R6	148,233	11,258,333
MFS High Income Fund - Class R6	5,453,921	18,488,792
MFS Inflation-Adjusted Bond Fund - Class R6	3,809,052	40,528,312
MFS International Growth Fund - Class R6	133,982	3,605,447
MFS International Value Fund - Class R6	99,319	3,609,242
MFS Limited Maturity Fund - Class R6	8,223,728	49,260,132
MFS Mid Cap Growth Fund - Class R6	511,382	7,660,508
MFS Mid Cap Value Fund - Class R6	373,566	7,654,370
MFS New Discovery Fund - Class R6 (a)	79,800	2,022,923
MFS New Discovery Value Fund - Class R6	150,945	2,024,178
MFS Research Fund - Class R6	295,481	11,254,857
MFS Research International Fund - Class R6	491,745	7,681,055
MFS Total Return Bond Fund - Class R6	6,008,604	65,133,264
MFS Value Fund - Class R6	324,688	11,266,680
Total Underlying Affiliated Funds (Identified Cost, $373,701,025)		$405,029,681

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $587,102)	587,102	$587,102
Total Investments (Identified Cost, $374,288,127)		$405,616,783

Other Assets, Less Liabilities - (0.1)%		(410,355)
Net Assets - 100.0%		$405,206,428

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2025 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	229,260	$2,214,652
MFS Blended Research Core Equity Fund - Class R6	296,400	6,879,436
MFS Blended Research Growth Equity Fund - Class R6	656,528	6,873,844
MFS Blended Research International Equity Fund - Class R6	1,030,610	10,203,042
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	1,171,818	11,554,121
MFS Blended Research Small Cap Equity Fund - Class R6	238,023	2,523,042
MFS Blended Research Value Equity Fund - Class R6	640,243	6,889,015
MFS Commodity Strategy Fund - Class R6 (v)	789,635	4,658,846
MFS Emerging Markets Debt Fund - Class R6	365,603	5,462,103
MFS Emerging Markets Debt Local Currency Fund - Class R6	523,283	3,647,281
MFS Global Bond Fund - Class R6	1,023,818	9,091,505
MFS Global Real Estate Fund - Class R6	203,722	3,243,246
MFS Government Securities Fund - Class R6	1,805,173	18,232,246
MFS Growth Fund - Class R6	90,416	6,867,066
MFS High Income Fund - Class R6	2,684,541	9,100,594
MFS Inflation-Adjusted Bond Fund - Class R6	1,309,626	13,934,421
MFS International Growth Fund - Class R6	93,889	2,526,559
MFS International New Discovery Fund - Class R6	48,900	1,432,278
MFS International Value Fund - Class R6	69,658	2,531,377
MFS Limited Maturity Fund - Class R6	654,188	3,918,585
MFS Mid Cap Growth Fund - Class R6	385,097	5,768,753
MFS Mid Cap Value Fund - Class R6	281,445	5,766,808
MFS New Discovery Fund - Class R6 (a)	49,766	1,261,578
MFS New Discovery Value Fund - Class R6	94,348	1,265,203
MFS Research Fund - Class R6	180,270	6,866,486
MFS Research International Fund - Class R6	325,743	5,088,100
MFS Total Return Bond Fund - Class R6	1,596,737	17,308,624
MFS Value Fund - Class R6	198,659	6,893,455
Total Underlying Affiliated Funds (Identified Cost, $175,282,072)		$182,002,266

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $166,522)	166,522	$166,522
Total Investments (Identified Cost, $175,448,594)		$182,168,788

Other Assets, Less Liabilities - (0.0)%		(11,387)
Net Assets - 100.0%		$182,157,401

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2030 FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	504,036	$4,868,983
MFS Blended Research Core Equity Fund - Class R6	836,729	19,420,483
MFS Blended Research Emerging Markets Equity Fund - Class R6	167,636	1,942,900
MFS Blended Research Growth Equity Fund - Class R6	2,400,268	25,130,808
MFS Blended Research International Equity Fund - Class R6	3,939,051	38,996,601
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	4,221,539	41,624,373
MFS Blended Research Small Cap Equity Fund - Class R6	866,917	9,189,316
MFS Blended Research Value Equity Fund - Class R6	2,335,823	25,133,456
MFS Commodity Strategy Fund - Class R6 (v)	3,099,438	18,286,687
MFS Emerging Markets Debt Fund - Class R6	976,815	14,593,621
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,398,373	9,746,660
MFS Emerging Markets Equity Fund - Class R6	68,650	1,928,385
MFS Global Bond Fund - Class R6	1,449,967	12,875,706
MFS Global Real Estate Fund - Class R6	853,712	13,591,096
MFS Government Securities Fund - Class R6	1,041,340	10,517,536
MFS Growth Fund - Class R6	330,723	25,118,427
MFS High Income Fund - Class R6	7,164,399	24,287,312
MFS Inflation-Adjusted Bond Fund - Class R6	2,483,717	26,426,746
MFS International Growth Fund - Class R6	411,799	11,081,515
MFS International New Discovery Fund - Class R6	296,762	8,692,166
MFS International Value Fund - Class R6	305,342	11,096,110
MFS Mid Cap Growth Fund - Class R6	1,390,668	20,832,211
MFS Mid Cap Value Fund - Class R6	1,015,427	20,806,090
MFS New Discovery Fund - Class R6 (a)	181,321	4,596,483
MFS New Discovery Value Fund - Class R6	342,922	4,598,588
MFS Research Fund - Class R6	509,393	19,402,770
MFS Research International Fund - Class R6	1,056,621	16,504,427
MFS Total Return Bond Fund - Class R6	1,830,942	19,847,406
MFS Value Fund - Class R6	724,607	25,143,873
Total Underlying Affiliated Funds (Identified Cost, $431,214,421)		$486,280,735

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $1,729,372)	1,729,372	$1,729,372
Total Investments (Identified Cost, $432,943,793)		$488,010,107

Other Assets, Less Liabilities - (0.3)%		(1,595,406)
Net Assets - 100.0%		$486,414,701

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2035 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	96,437	$931,579
MFS Blended Research Core Equity Fund - Class R6	263,853	6,124,017
MFS Blended Research Emerging Markets Equity Fund - Class R6	92,221	1,068,838
MFS Blended Research Growth Equity Fund - Class R6	832,970	8,721,197
MFS Blended Research International Equity Fund - Class R6	1,469,665	14,549,688
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	1,457,655	14,372,474
MFS Blended Research Small Cap Equity Fund - Class R6	317,093	3,361,188
MFS Blended Research Value Equity Fund - Class R6	810,321	8,719,056
MFS Commodity Strategy Fund - Class R6 (v)	1,134,374	6,692,806
MFS Emerging Markets Debt Fund - Class R6	187,336	2,798,805
MFS Emerging Markets Debt Local Currency Fund - Class R6	268,260	1,869,772
MFS Emerging Markets Equity Fund - Class R6	37,956	1,066,173
MFS Global Bond Fund - Class R6	209,851	1,863,477
MFS Global Real Estate Fund - Class R6	365,767	5,823,014
MFS Growth Fund - Class R6	114,730	8,713,713
MFS High Income Fund - Class R6	1,374,030	4,657,960
MFS Inflation-Adjusted Bond Fund - Class R6	579,416	6,164,989
MFS International Growth Fund - Class R6	164,305	4,421,454
MFS International New Discovery Fund - Class R6	145,779	4,269,868
MFS International Value Fund - Class R6	121,885	4,429,285
MFS Mid Cap Growth Fund - Class R6	479,756	7,186,740
MFS Mid Cap Value Fund - Class R6	350,809	7,188,086
MFS New Discovery Fund - Class R6 (a)	66,299	1,680,672
MFS New Discovery Value Fund - Class R6	125,528	1,683,328
MFS Research Fund - Class R6	160,599	6,117,208
MFS Research International Fund - Class R6	363,601	5,679,442
MFS Total Return Bond Fund - Class R6	396,635	4,299,519
MFS Value Fund - Class R6	251,321	8,720,851
Total Underlying Affiliated Funds (Identified Cost, $146,442,388)		$153,175,199

Money Market Funds - 0.1%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $150,513)	150,513	$150,513
Total Investments (Identified Cost, $146,592,901)		$153,325,712

Other Assets, Less Liabilities - 0.0%		29
Net Assets - 100.0%		$153,325,741

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R6	41,710	$402,919
MFS Blended Research Core Equity Fund - Class R6	641,703	14,893,923
MFS Blended Research Emerging Markets Equity Fund - Class R6	304,630	3,530,662
MFS Blended Research Growth Equity Fund - Class R6	2,113,835	22,131,853
MFS Blended Research International Equity Fund - Class R6	4,048,383	40,078,996
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	3,734,795	36,825,078
MFS Blended Research Small Cap Equity Fund - Class R6	858,478	9,099,867
MFS Blended Research Value Equity Fund - Class R6	2,059,217	22,157,172
MFS Commodity Strategy Fund - Class R6 (v)	3,077,961	18,159,972
MFS Emerging Markets Debt Fund - Class R6	80,975	1,209,763
MFS Emerging Markets Debt Local Currency Fund - Class R6	115,792	807,071
MFS Emerging Markets Equity Fund - Class R6	125,477	3,524,649
MFS Global Bond Fund - Class R6	90,779	806,117
MFS Global Real Estate Fund - Class R6	1,121,911	17,860,826
MFS Growth Fund - Class R6	291,196	22,116,307
MFS High Income Fund - Class R6	594,147	2,014,157
MFS Inflation-Adjusted Bond Fund - Class R6	971,243	10,334,024
MFS International Growth Fund - Class R6	468,768	12,614,536
MFS International New Discovery Fund - Class R6	481,853	14,113,488
MFS International Value Fund - Class R6	347,588	12,631,339
MFS Mid Cap Growth Fund - Class R6	1,229,543	18,418,554
MFS Mid Cap Value Fund - Class R6	898,414	18,408,505
MFS New Discovery Fund - Class R6 (a)	179,550	4,551,587
MFS New Discovery Value Fund - Class R6	339,724	4,555,693
MFS Research Fund - Class R6	390,541	14,875,690
MFS Research International Fund - Class R6	943,918	14,744,005
MFS Total Return Bond Fund - Class R6	879,719	9,536,159
MFS Value Fund - Class R6	639,084	22,176,217
Total Underlying Affiliated Funds (Identified Cost, $324,528,948)		$372,579,129

Money Market Funds - 0.3%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $979,775)	979,775	$979,775
Total Investments (Identified Cost, $325,508,723)		$373,558,904

Other Assets, Less Liabilities - (0.2)%		(741,033)
Net Assets - 100.0%		$372,817,871

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2045 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Blended Research Core Equity Fund - Class R6	175,616	$4,076,042
MFS Blended Research Emerging Markets Equity Fund - Class R6	88,844	1,029,700
MFS Blended Research Growth Equity Fund - Class R6	583,758	6,111,941
MFS Blended Research International Equity Fund - Class R6	1,139,888	11,284,894
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	1,033,383	10,189,155
MFS Blended Research Small Cap Equity Fund - Class R6	239,853	2,542,440
MFS Blended Research Value Equity Fund - Class R6	568,553	6,117,629
MFS Commodity Strategy Fund - Class R6 (v)	862,440	5,088,395
MFS Emerging Markets Equity Fund - Class R6	36,403	1,022,562
MFS Global Real Estate Fund - Class R6	319,947	5,093,555
MFS Growth Fund - Class R6	80,450	6,110,151
MFS Inflation-Adjusted Bond Fund - Class R6	240,666	2,560,681
MFS International Growth Fund - Class R6	132,414	3,563,249
MFS International New Discovery Fund - Class R6	139,218	4,077,701
MFS International Value Fund - Class R6	98,147	3,566,649
MFS Mid Cap Growth Fund - Class R6	339,808	5,090,320
MFS Mid Cap Value Fund - Class R6	248,447	5,090,678
MFS New Discovery Fund - Class R6 (a)	50,140	1,271,039
MFS New Discovery Value Fund - Class R6	94,970	1,273,552
MFS Research Fund - Class R6	106,917	4,072,452
MFS Research International Fund - Class R6	261,707	4,087,867
MFS Total Return Bond Fund - Class R6	235,776	2,555,809
MFS Value Fund - Class R6	176,341	6,119,023
Total Underlying Affiliated Funds (Identified Cost, $97,793,454)		$101,995,484

Money Market Funds - 0.2%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $137,733)	137,733	$137,733
Total Investments (Identified Cost, $97,931,187)		$102,133,217

Other Assets, Less Liabilities - 0.0%		32,844
Net Assets - 100.0%		$102,166,061

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2050 FUND

Underlying Affiliated Funds - 99.8%
Issuer	Shares/Par	Value ($)
MFS Blended Research Core Equity Fund - Class R6	233,892	$5,428,626
MFS Blended Research Emerging Markets Equity Fund - Class R6	117,976	1,367,347
MFS Blended Research Growth Equity Fund - Class R6	777,715	8,142,675
MFS Blended Research International Equity Fund - Class R6	1,513,146	14,980,141
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	1,377,507	13,582,217
MFS Blended Research Small Cap Equity Fund - Class R6	320,214	3,394,263
MFS Blended Research Value Equity Fund - Class R6	757,236	8,147,856
MFS Commodity Strategy Fund - Class R6 (v)	1,147,558	6,770,590
MFS Emerging Markets Equity Fund - Class R6	48,458	1,361,197
MFS Global Real Estate Fund - Class R6	428,012	6,813,954
MFS Growth Fund - Class R6	107,194	8,141,420
MFS Inflation-Adjusted Bond Fund - Class R6	319,707	3,401,683
MFS International Growth Fund - Class R6	176,568	4,751,457
MFS International New Discovery Fund - Class R6	185,901	5,445,028
MFS International Value Fund - Class R6	130,840	4,754,745
MFS Mid Cap Growth Fund - Class R6	453,932	6,799,899
MFS Mid Cap Value Fund - Class R6	331,365	6,789,670
MFS New Discovery Fund - Class R6 (a)	66,983	1,698,030
MFS New Discovery Value Fund - Class R6	126,611	1,697,851
MFS Research Fund - Class R6	142,454	5,426,072
MFS Research International Fund - Class R6	348,212	5,439,072
MFS Total Return Bond Fund - Class R6	313,579	3,399,202
MFS Value Fund - Class R6	234,875	8,150,170
Total Underlying Affiliated Funds (Identified Cost, $127,379,978)		$135,883,165

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $651,905)	651,905	$651,905
Total Investments (Identified Cost, $128,031,883)		$136,535,070

Other Assets, Less Liabilities - (0.3)%		(467,620)
Net Assets - 100.0%		$136,067,450

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2055 FUND

Underlying Affiliated Funds - 99.4%
Issuer	Shares/Par	Value ($)
MFS Blended Research Core Equity Fund - Class R6	51,717	$1,200,344
MFS Blended Research Emerging Markets Equity Fund - Class R6	25,893	300,102
MFS Blended Research Growth Equity Fund - Class R6	171,964	1,800,468
MFS Blended Research International Equity Fund - Class R6	333,463	3,301,283
MFS Blended Research Mid Cap Equity Fund - Class R6 (a)	304,360	3,000,990
MFS Blended Research Small Cap Equity Fund - Class R6	70,771	750,178
MFS Blended Research Value Equity Fund - Class R6	167,346	1,800,639
MFS Commodity Strategy Fund - Class R6 (v)	254,267	1,500,176
MFS Emerging Markets Equity Fund - Class R6	10,684	300,106
MFS Global Real Estate Fund - Class R6	94,247	1,500,418
MFS Growth Fund - Class R6	23,705	1,800,388
MFS Inflation-Adjusted Bond Fund - Class R6	70,594	751,125
MFS International Growth Fund - Class R6	39,032	1,050,359
MFS International New Discovery Fund - Class R6	40,986	1,200,468
MFS International Value Fund - Class R6	28,905	1,050,403
MFS Mid Cap Growth Fund - Class R6	100,161	1,500,410
MFS Mid Cap Value Fund - Class R6	73,226	1,500,397
MFS New Discovery Fund - Class R6 (a)	14,796	375,088
MFS New Discovery Value Fund - Class R6	27,973	375,121
MFS Research Fund - Class R6	31,512	1,200,278
MFS Research International Fund - Class R6	76,987	1,202,535
MFS Total Return Bond Fund - Class R6	69,217	750,313
MFS Value Fund - Class R6	51,893	1,800,679
Total Underlying Affiliated Funds (Identified Cost, $29,091,155)		$30,012,268

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.44% (v) (Identified Cost, $148,060)	148,060	$148,060
Total Investments (Identified Cost, $29,239,215)		$30,160,328

Other Assets, Less Liabilities - 0.1%		29,666
Net Assets - 100.0%		$30,189,994

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/16 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $596,470,762, $374,288,127, $175,448,594, $432,943,793 and $146,592,901, respectively)	$633,753,291	$405,616,783	$182,168,788	$488,010,107	$153,325,712
Receivables for
Investments sold	1,224,491	104,875	35,793	128,350	69,789
Fund shares sold	897,148	751,242	249,139	1,029,456	522,226
Receivable from investment adviser	125,255	88,208	50,152	100,411	46,124
Other assets	64,780	61,291	58,923	59,067	59,373
Total assets	$636,064,965	$406,622,399	$182,562,795	$489,327,391	$154,023,224

Liabilities
Payables for
Distributions	$21,755	$—	$—	$—	$—
Investments purchased	1,990	751,914	224,597	2,349,688	555,774
Fund shares reacquired	1,211,719	420,939	79,706	258,203	51,208
Payable to affiliates
Shareholder servicing costs	237,183	193,190	74,746	252,040	65,065
Distribution and service fees	31,312	10,238	2,145	12,261	1,923
Program manager fee	575	—	—	—	—
Payable for independent Trustees’ compensation	13	15	16	13	15
Accrued expenses and other liabilities	67,215	39,675	24,184	40,485	23,498
Total liabilities	$1,571,762	$1,415,971	$405,394	$2,912,690	$697,483
Net assets	$634,493,203	$405,206,428	$182,157,401	$486,414,701	$153,325,741

Net assets consist of
Paid-in capital	$592,635,121	$353,684,106	$171,120,154	$411,159,729	$143,610,168
Unrealized appreciation (depreciation) on investments	37,282,529	31,328,656	6,720,194	55,066,314	6,732,811
Accumulated net realized gain (loss) on investments	3,212,080	15,744,533	2,612,666	17,576,505	2,405,154
Undistributed net investment income	1,363,473	4,449,133	1,704,387	2,612,153	577,608
Net assets	$634,493,203	$405,206,428	$182,157,401	$486,414,701	$153,325,741

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net assets
Class A	$122,357,273	$48,848,500	$12,863,159	$48,717,217	$8,758,986
Class B	17,232,005	5,930,885	1,305,408	8,443,768	1,264,369
Class C	153,995,994	17,398,356	3,102,958	15,432,218	2,031,124
Class I	29,154,300	5,314,161	5,437,231	11,487,442	4,424,082
Class R1	4,690,413	3,810,210	137,040	4,827,911	286,680
Class R2	29,192,414	70,540,427	12,729,105	93,579,406	9,925,666
Class R3	47,632,535	75,511,144	28,085,947	97,369,185	27,441,164
Class R4	125,272,584	177,803,104	118,447,065	206,508,173	99,144,360
Class R6	49,694	49,641	49,488	49,381	49,310
Class 529A	69,456,553	—	—	—	—
Class 529B	5,015,640	—	—	—	—
Class 529C	30,443,798	—	—	—	—
Total net assets	$634,493,203	$405,206,428	$182,157,401	$486,414,701	$153,325,741

Shares of beneficial interest outstanding
Class A	9,980,488	3,640,089	1,061,607	3,382,754	684,551
Class B	1,405,502	447,169	108,906	596,222	99,893
Class C	12,565,081	1,327,186	259,910	1,095,355	161,083
Class I	2,377,350	393,168	447,041	791,838	344,091
Class R1	382,226	286,897	11,328	339,751	22,429
Class R2	2,380,366	5,297,307	1,054,694	6,561,268	778,305
Class R3	3,884,914	5,623,685	2,318,427	6,774,775	2,141,901
Class R4	10,215,465	13,168,550	9,734,664	14,259,191	7,712,453
Class R6	4,054	3,676	4,065	3,408	3,835
Class 529A	6,854,961	—	—	—	—
Class 529B	495,001	—	—	—	—
Class 529C	3,004,852	—	—	—	—
Total shares of beneficial interest outstanding	53,550,260	30,187,727	15,000,642	33,804,562	11,948,541

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.42	$12.12	$14.40	$12.80
Offering price per share (100 / 94.25 x net asset value per share)	$13.01	$14.24	$12.86	$15.28	$13.58

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.26	$11.99	$14.16	$12.66

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.11	$11.94	$14.09	$12.61

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.52	$12.16	$14.51	$12.86

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.27	$13.28	$12.10	$14.21	$12.78

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.32	$12.07	$14.26	$12.75

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.43	$12.11	$14.37	$12.81

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.50	$12.17	$14.48	$12.86

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$12.26	$13.50	$12.17	$14.49	$12.86

Class 529A shares
Net asset value and redemption price per share
(net assets / shares of beneficial interest outstanding)	$10.13	$—	$—	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$10.75	$—	$—	$—	$—

Class 529B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.13	$—	$—	$—	$—

Class 529C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$10.13	$—	$—	$—	$—

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A and Class 529A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Assets
Investments
Underlying affiliated funds, at value (Identified cost, $325,508,723, $97,931,187, $128,031,883, and $29,239,215, respectively)	$373,558,904	$102,133,217	$136,535,070	$30,160,328
Receivables for
Investments sold	64,567	11,124	12,177	2,898
Fund shares sold	830,638	350,809	315,342	146,234
Receivable from investment adviser	85,101	38,968	47,404	29,177
Other assets	58,617	57,561	56,732	56,476
Total assets	$374,597,827	$102,591,679	$136,966,725	$30,395,113

Liabilities
Payables for
Investments purchased	$1,365,552	$347,433	$654,364	$135,397
Fund shares reacquired	152,593	7,278	128,591	28,005
Payable to affiliates
Shareholder servicing costs	215,084	47,418	86,876	20,452
Distribution and service fees	8,332	1,158	2,522	625
Payable for independent Trustees’ compensation	12	17	13	13
Accrued expenses and other liabilities	38,383	22,314	26,909	20,627
Total liabilities	$1,779,956	$425,618	$899,275	$205,119
Net assets	$372,817,871	$102,166,061	$136,067,450	$30,189,994

Net assets consist of
Paid-in capital	$311,124,914	$96,100,965	$125,076,192	$29,017,135
Unrealized appreciation (depreciation) on investments	48,050,181	4,202,030	8,503,187	921,113
Accumulated net realized gain (loss) on investments	13,276,626	1,720,007	2,358,327	232,770
Undistributed net investment income	366,150	143,059	129,744	18,976
Net assets	$372,817,871	$102,166,061	$136,067,450	$30,189,994

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net assets
Class A	$30,836,585	$5,417,137	$9,236,213	$2,574,315
Class B	4,585,020	667,160	869,426	313,322
Class C	10,288,961	1,404,657	2,014,355	1,200,743
Class I	10,987,546	2,013,078	2,153,912	916,904
Class R1	4,684,247	198,775	370,677	103,317
Class R2	69,094,517	5,340,023	24,697,834	3,578,311
Class R3	57,419,329	17,380,342	20,536,771	6,655,891
Class R4	184,872,427	69,695,665	76,139,037	14,797,962
Class R6	49,239	49,224	49,225	49,229
Total net assets	$372,817,871	$102,166,061	$136,067,450	$30,189,994

Shares of beneficial interest outstanding
Class A	2,116,299	417,922	589,307	197,267
Class B	318,560	51,982	56,294	24,153
Class C	722,720	109,711	131,038	93,243
Class I	748,067	154,819	137,479	69,950
Class R1	327,408	15,405	24,055	7,930
Class R2	4,782,807	414,196	1,594,562	275,229
Class R3	3,942,304	1,341,369	1,317,862	509,781
Class R4	12,593,378	5,360,447	4,861,874	1,128,764
Class R6	3,353	3,786	3,143	3,754
Total shares of beneficial interest outstanding	25,554,896	7,869,637	8,715,614	2,310,071

Class A shares
Net asset value per share
(net assets / shares of beneficial interest outstanding)	$14.57	$12.96	$15.67	$13.05
Offering price per share (100 / 94.25 x net asset value per share)	$15.46	$13.75	$16.63	$13.85

Class B shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.39	$12.83	$15.44	$12.97

Class C shares
Net asset value and offering price per share
(net assets / shares of beneficial interest outstanding)	$14.24	$12.80	$15.37	$12.88

Class I shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.69	$13.00	$15.67	$13.11

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.31	$12.90	$15.41	$13.03

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.45	$12.89	$15.49	$13.00

Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.56	$12.96	$15.58	$13.06

Statements of Assets and Liabilities (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.68	$13.00	$15.66	$13.11

Class R6 shares
Net asset value, offering price, and redemption price per share
(net assets / shares of beneficial interest outstanding)	$14.68	$13.00	$15.66	$13.11

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/16 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Net investment income
Dividends from underlying affiliated funds	$5,247,419	$3,367,731	$1,199,874	$2,313,454	$464,100
Expenses
Distribution and service fees	1,419,005	459,608	94,377	554,057	75,697
Shareholder servicing costs	344,356	248,181	123,702	332,275	116,227
Program manager fees	47,775	—	—	—	—
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	9,236	5,572	2,740	5,702	2,690
Custodian fee	15,504	7,753	4,284	8,706	3,880
Shareholder communications	22,934	11,809	4,260	12,626	4,766
Audit and tax fees	18,525	17,229	16,818	17,239	16,813
Legal fees	6,242	1,708	690	2,025	567
Registration fees	67,478	57,117	55,165	57,851	54,095
Miscellaneous	13,719	11,005	8,867	11,768	8,540
Total expenses	$1,973,597	$828,805	$319,726	$1,011,072	$292,098
Reduction of expenses by investment adviser and distributor	(532,348)	(368,303)	(225,683)	(456,359)	(216,116)
Net expenses	$1,441,249	$460,502	$94,043	$554,713	$75,982
Net investment income	$3,806,170	$2,907,229	$1,105,831	$1,758,741	$388,118

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$10,026,937	$19,824,474	$2,359,026	$19,124,617	$1,443,880
Capital gain distributions from underlying affiliated funds	31,361	23,903	14,254	54,648	18,057
Net realized gain (loss) on investments	$10,058,298	$19,848,377	$2,373,280	$19,179,265	$1,461,937
Change in unrealized appreciation (depreciation) on investments	$(3,106,397)	$(13,064,028)	$1,283,448	$(5,147,464)	$2,774,741
Net realized and unrealized gain (loss) on investments	$6,951,901	$6,784,349	$3,656,728	$14,031,801	$4,236,678
Change in net assets from operations	$10,758,071	$9,691,578	$4,762,559	$15,790,542	$4,624,796
See Notes to Financial Statements

Statements of Operations (unaudited) – continued

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Net investment income
Dividends from underlying affiliated funds	$654,084	$146,563	$197,700	$38,730
Expenses
Distribution and service fees	379,652	46,887	104,779	23,493
Shareholder servicing costs	300,549	92,620	131,775	45,938
Administrative services fee	8,823	8,823	8,823	8,823
Independent Trustees’ compensation	5,516	1,643	2,664	696
Custodian fee	7,154	3,182	3,683	2,277
Shareholder communications	12,724	4,907	8,109	4,232
Audit and tax fees	17,221	16,804	16,902	16,794
Legal fees	1,557	356	505	72
Registration fees	56,471	52,843	54,212	52,180
Miscellaneous	10,647	8,008	8,352	7,340
Total expenses	$800,314	$236,073	$339,804	$161,845
Reduction of expenses by investment adviser and distributor	(420,009)	(188,994)	(234,671)	(138,284)
Net expenses	$380,305	$47,079	$105,133	$23,561
Net investment income	$273,779	$99,484	$92,567	$15,169

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds	$14,255,728	$991,825	$1,803,090	$232,513
Capital gain distributions from underlying affiliated funds	51,403	13,341	18,119	3,440
Net realized gain (loss) on investments	$14,307,131	$1,005,166	$1,821,209	$235,953
Change in unrealized appreciation (depreciation) on investments	$(2,544,395)	$1,916,123	$2,170,890	$453,283
Net realized and unrealized gain (loss) on investments	$11,762,736	$2,921,289	$3,992,099	$689,236
Change in net assets from operations	$12,036,515	$3,020,773	$4,084,666	$704,405

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/16 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income	$3,806,170	$2,907,229	$1,105,831	$1,758,741	$388,118
Net realized gain (loss) on investments	10,058,298	19,848,377	2,373,280	19,179,265	1,461,937
Net unrealized gain (loss) on investments	(3,106,397)	(13,064,028)	1,283,448	(5,147,464)	2,774,741
Change in net assets from operations	$10,758,071	$9,691,578	$4,762,559	$15,790,542	$4,624,796

Distributions declared to shareholders
From net investment income	$(3,132,325)	$—	$—	$—	$—
Change in net assets from fund share transactions	$79,224,608	$24,217,389	$20,681,704	$25,019,338	$21,099,094
Total change in net assets	$86,850,354	$33,908,967	$25,444,263	$40,809,880	$25,723,890

Net assets
At beginning of period	547,642,849	371,297,461	156,713,138	445,604,821	127,601,851
At end of period	$634,493,203	$405,206,428	$182,157,401	$486,414,701	$153,325,741
Undistributed net investment income included in net assets at end of period	$1,363,473	$4,449,133	$1,704,387	$2,612,153	$577,608

Six months ended 10/31/16 (unaudited)	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income	$273,779	$99,484	$92,567	$15,169
Net realized gain (loss) on investments	14,307,131	1,005,166	1,821,209	235,953
Net unrealized gain (loss) on investments	(2,544,395)	1,916,123	2,170,890	453,283
Change in net assets from operations	$12,036,515	$3,020,773	$4,084,666	$704,405
Change in net assets from fund share transactions	$20,430,719	$15,751,498	$17,845,437	$8,887,277
Total change in net assets	$32,467,234	$18,772,271	$21,930,103	$9,591,682

Net assets
At beginning of period	340,350,637	83,393,790	114,137,347	20,598,312
At end of period	$372,817,871	$102,166,061	$136,067,450	$30,189,994
Undistributed net investment income included in net assets at end of period	$366,150	$143,059	$129,744	$18,976

See Notes to Financial Statements

Statements of Changes in Net Assets (unaudited) – continued

Year ended 4/30/16	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Change in net assets

From operations
Net investment income	$6,741,888	$5,372,494	$2,021,153	$4,562,572	$1,245,244
Net realized gain (loss) on investments	2,298,877	4,971,461	1,165,065	6,980,860	1,781,794
Net unrealized gain (loss) on investments	(7,423,066)	(9,182,673)	(3,065,953)	(16,162,443)	(4,182,940)
Change in net assets from operations	$1,617,699	$1,161,282	$120,265	$(4,619,011)	$(1,155,902)

Distributions declared to shareholders
From net investment income	$(6,837,067)	$(5,979,534)	$(2,211,003)	$(5,700,117)	$(1,571,569)
From net realized gain on investments	(3,998,486)	(6,060,596)	(1,999,071)	(6,294,068)	(2,014,873)
Total distributions declared to shareholders	$(10,835,553)	$(12,040,130)	$(4,210,074)	$(11,994,185)	$(3,586,442)
Change in net assets from fund share transactions	$6,880,409	$18,540,996	$31,394,216	$54,615,793	$26,148,823
Total change in net assets	$(2,337,445)	$7,662,148	$27,304,407	$38,002,597	$21,406,479

Net assets
At beginning of period	549,980,294	363,635,313	129,408,731	407,602,224	106,195,372
At end of period	$547,642,849	$371,297,461	$156,713,138	$445,604,821	$127,601,851
Undistributed net investment income included in net assets at end of period	$689,628	$1,541,904	$598,556	$853,412	$189,490

Year ended 4/30/16		MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Change in net assets

From operations
Net investment income		$2,637,827	$650,014	$895,609	$117,492
Net realized gain (loss) on investments		5,688,827	1,175,629	1,562,784	125,473
Net unrealized gain (loss) on investments		(13,192,564)	(2,343,610)	(3,535,842)	(153,530)
Change in net assets from operations		$(4,865,910)	$(517,967)	$(1,077,449)	$89,435

Distributions declared to shareholders
From net investment income		$(3,740,073)	$(884,014)	$(1,249,014)	$(163,002)
From net realized gain on investments		(6,684,166)	(1,168,259)	(1,717,029)	(183,069)
Total distributions declared to shareholders		$(10,424,239)	$(2,052,273)	$(2,966,043)	$(346,071)
Change in net assets from fund share transactions		$45,353,736	$23,908,587	$27,400,561	$9,829,221
Total change in net assets		$30,063,587	$21,338,347	$23,357,069	$9,572,585

Net assets
At beginning of period		310,287,050	62,055,443	90,780,278	11,025,727
At end of period		$340,350,637	$83,393,790	$114,137,347	$20,598,312
Undistributed net investment income included in net assets at end of period		$92,371	$43,575	$37,177	$3,807

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$12.08		$12.29	$12.15	$11.97	$11.40	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.18	$0.21	$0.23	$0.25	$0.31
Net realized and unrealized gain (loss) on investments	0.17		(0.11)	0.22	0.22	0.59	0.12
Total from investment operations	$0.26		$0.07	$0.43	$0.45	$0.84	$0.43

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.22)	$(0.25)	$(0.27)	$(0.34)
From net realized gain on investments	—		(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.28)	$(0.29)	$(0.27)	$(0.27)	$(0.34)
Net asset value, end of period (x)	$12.26		$12.08	$12.29	$12.15	$11.97	$11.40
Total return (%) (r)(s)(t)(x)	2.14	(n)	0.58	3.66	3.81	7.46	3.92

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.38	0.39	0.39	0.40	0.44
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.50	(a)	1.54	1.68	1.95	2.16	2.82
Portfolio turnover	18	(n)	10	14	10	8	14
Net assets at end of period (000 omitted)	$122,357		$120,810	$126,212	$108,202	$108,914	$61,183

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$12.08		$12.29	$12.15	$11.97	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.09	$0.11	$0.15	$0.16	$0.23
Net realized and unrealized gain (loss) on investments	0.16		(0.11)	0.23	0.21	0.58	0.12
Total from investment operations	$0.21		$(0.02)	$0.34	$0.36	$0.74	$0.35

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.10)	$(0.13)	$(0.16)	$(0.18)	$(0.26)
From net realized gain on investments	—		(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.19)	$(0.20)	$(0.18)	$(0.18)	$(0.26)
Net asset value, end of period (x)	$12.26		$12.08	$12.29	$12.15	$11.97	$11.41
Total return (%) (r)(s)(t)(x)	1.76	(n)	(0.16)	2.89	3.04	6.57	3.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.13	1.14	1.14	1.15	1.19
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.75	(a)	0.79	0.93	1.22	1.41	2.07
Portfolio turnover	18	(n)	10	14	10	8	14
Net assets at end of period (000 omitted)	$17,232		$18,088	$20,720	$18,577	$17,243	$11,082

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$12.08		$12.29	$12.15	$11.97	$11.41	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.09	$0.11	$0.15	$0.16	$0.23
Net realized and unrealized gain (loss) on investments	0.16		(0.11)	0.23	0.21	0.58	0.13
Total from investment operations	$0.21		$(0.02)	$0.34	$0.36	$0.74	$0.36

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.10)	$(0.13)	$(0.16)	$(0.18)	$(0.26)
From net realized gain on investments	—		(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.19)	$(0.20)	$(0.18)	$(0.18)	$(0.26)
Net asset value, end of period (x)	$12.26		$12.08	$12.29	$12.15	$11.97	$11.41
Total return (%) (r)(s)(t)(x)	1.76	(n)	(0.16)	2.89	3.04	6.57	3.24

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.13	1.14	1.14	1.15	1.19
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.75	(a)	0.79	0.93	1.22	1.40	2.07
Portfolio turnover	18	(n)	10	14	10	8	14
Net assets at end of period (000 omitted)	$153,996		$153,472	$162,868	$129,848	$82,969	$61,848

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class I
Net asset value, beginning of period	$12.08		$12.30	$12.15	$11.98	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.21	$0.23	$0.27	$0.28	$0.34
Net realized and unrealized gain (loss) on investments	0.16		(0.12)	0.25	0.20	0.59	0.12
Total from investment operations	$0.27		$0.09	$0.48	$0.47	$0.87	$0.46

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.22)	$(0.26)	$(0.28)	$(0.30)	$(0.37)
From net realized gain on investments	—		(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.09)		$(0.31)	$(0.33)	$(0.30)	$(0.30)	$(0.37)
Net asset value, end of period (x)	$12.26		$12.08	$12.30	$12.15	$11.98	$11.41
Total return (%) (r)(s)(x)	2.27	(n)	0.75	4.00	3.99	7.72	4.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	(a)	0.13	0.14	0.14	0.15	0.19
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.75	(a)	1.76	1.92	2.23	2.39	3.03
Portfolio turnover	18	(n)	10	14	10	8	14
Net assets at end of period (000 omitted)	$29,154		$26,134	$29,661	$26,507	$19,403	$8,556

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R1
Net asset value, beginning of period	$12.09		$12.30	$12.16	$11.98	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.10	$0.12	$0.15	$0.16	$0.23
Net realized and unrealized gain (loss) on investments	0.16		(0.12)	0.22	0.21	0.59	0.12
Total from investment operations	$0.21		$(0.02)	$0.34	$0.36	$0.75	$0.35

Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.10)	$(0.13)	$(0.16)	$(0.18)	$(0.26)
From net realized gain on investments	—		(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.03)		$(0.19)	$(0.20)	$(0.18)	$(0.18)	$(0.26)
Net asset value, end of period (x)	$12.27		$12.09	$12.30	$12.16	$11.98	$11.41
Total return (%) (r)(s)(x)	1.76	(n)	(0.16)	2.88	3.04	6.66	3.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.13	1.14	1.14	1.15	1.20
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.76	(a)	0.79	0.95	1.22	1.43	2.05
Portfolio turnover	18	(n)	10	14	10	8	14
Net assets at end of period (000 omitted)	$4,690		$5,332	$5,606	$2,368	$2,503	$2,831

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R2
Net asset value, beginning of period	$12.08		$12.30	$12.16	$11.98	$11.41	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.16	$0.18	$0.21	$0.23	$0.27
Net realized and unrealized gain (loss) on investments	0.16		(0.13)	0.22	0.21	0.58	0.13
Total from investment operations	$0.24		$0.03	$0.40	$0.42	$0.81	$0.40

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.16)	$(0.19)	$(0.22)	$(0.24)	$(0.31)
From net realized gain on investments	—		(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.06)		$(0.25)	$(0.26)	$(0.24)	$(0.24)	$(0.31)
Net asset value, end of period (x)	$12.26		$12.08	$12.30	$12.16	$11.98	$11.41
Total return (%) (r)(s)(x)	2.01	(n)	0.25	3.40	3.55	7.19	3.66

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.67	(a)	0.63	0.64	0.64	0.65	0.70
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	1.25	(a)	1.32	1.46	1.72	1.95	2.46
Portfolio turnover	18	(n)	10	14	10	8	14
Net assets at end of period (000 omitted)	$29,192		$24,621	$28,528	$7,506	$8,640	$8,799

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$12.08		$12.30	$12.15	$11.97	$11.41	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.17	$0.21	$0.23	$0.25	$0.33
Net realized and unrealized gain (loss) on investments	0.17		(0.11)	0.23	0.22	0.58	0.11
Total from investment operations	$0.26		$0.06	$0.44	$0.45	$0.83	$0.44

Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.22)	$(0.25)	$(0.27)	$(0.34)
From net realized gain on investments	—		(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.28)	$(0.29)	$(0.27)	$(0.27)	$(0.34)
Net asset value, end of period (x)	$12.26		$12.08	$12.30	$12.15	$11.97	$11.41
Total return (%) (r)(s)(x)	2.14	(n)	0.50	3.74	3.81	7.37	4.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.38	0.39	0.39	0.40	0.44
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.49	(a)	1.46	1.68	1.96	2.15	2.95
Portfolio turnover	18	(n)	6	14	10	8	14
Net assets at end of period (000 omitted)	$47,633		$33,728	$25,641	$14,526	$14,704	$11,705

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$12.08		$12.30	$12.16	$11.98	$11.42	$11.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.21	$0.24	$0.27	$0.28	$0.32
Net realized and unrealized gain (loss) on investments	0.16		(0.12)	0.23	0.21	0.58	0.15
Total from investment operations	$0.27		$0.09	$0.47	$0.48	$0.86	$0.47

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.22)	$(0.26)	$(0.28)	$(0.30)	$(0.37)
From net realized gain on investments	—		(0.09)	(0.07)	(0.02)	—	—
Total distributions declared to shareholders	$(0.09)		$(0.31)	$(0.33)	$(0.30)	$(0.30)	$(0.37)
Net asset value, end of period (x)	$12.26		$12.08	$12.30	$12.16	$11.98	$11.42
Total return (%) (r)(s)(x)	2.27	(n)	0.75	3.92	4.07	7.63	4.27

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.17	(a)	0.13	0.14	0.14	0.15	0.19
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.74	(a)	1.78	1.93	2.22	2.41	2.88
Portfolio turnover	18	(n)	6	14	10	8	14
Net assets at end of period (000 omitted)	$125,273		$83,522	$75,336	$33,109	$25,505	$967

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

Class R6	Period ended 10/31/16 (i) (unaudited)
Net asset value, beginning of period	$12.37
Net investment income (d)(l)	$0.04
Net realized and unrealized gain (loss) on investments	(0.11	)(g)
Total from investment operations	$(0.07)

Less distributions declared to shareholders
From net investment income	$(0.04)
Net asset value, end of period (x)	$12.26
Total return (%) (r)(s)(x)	(0.60	)(n)
Expenses before expense reductions (f)(h)	0.11	(a)
Expenses after expense reductions (f)(h)	(0.10	)(a)
Net investment income (l)	1.84	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$50

	Six months ended 10/31/16 (unaudited)		Year ended 4/30/16	Period ended 4/30/15 (i)
Class 529A
Net asset value, beginning of period	$9.98		$10.17	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.15	$0.02
Net realized and unrealized gain (loss) on investments	0.14		(0.10)	0.19
Total from investment operations	$0.21		$0.05	$0.21

Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.15)	$(0.04)
From net realized gain on investments	—		(0.09)	—
Total distributions declared to shareholders	$(0.06)		$(0.24)	$(0.04)
Net asset value, end of period (x)	$10.13		$9.98	$10.17
Total return (%) (r)(s)(t)(x)	2.13	(n)	0.53	2.07	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.52	(a)	0.48	0.53	(a)
Expenses after expense reductions (f)(h)	0.29	(a)	0.29	0.30	(a)
Net investment income (l)	1.45	(a)	1.48	0.70	(a)
Portfolio turnover	18	(n)	10	14
Net assets at end of period (000 omitted)	$69,457		$52,434	$47,993

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

	Six months ended 10/31/16 (unaudited)		Year ended 4/30/16	Period ended 4/30/15 (i)
Class 529B
Net asset value, beginning of period	$9.98		$10.17	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.13		(0.10)	0.18
Total from investment operations	$0.17		$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.07)	$(0.01)
From net realized gain on investments	—		(0.09)	—
Total distributions declared to shareholders	$(0.02)		$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.13		$9.98	$10.17
Total return (%) (r)(s)(t)(x)	1.75	(n)	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.04	1.04	(a)
Net investment income (loss) (l)	0.69	(a)	0.73	(0.05	)(a)
Portfolio turnover	18	(n)	10	14
Net assets at end of period (000 omitted)	$5,016		$3,456	$3,428

	Six months ended 10/31/16 (unaudited)		Year ended 4/30/16	Period ended 4/30/15 (i)
Class 529C
Net asset value, beginning of period	$9.98		$10.17	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.07	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.13		(0.10)	0.18
Total from investment operations	$0.17		$(0.03)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.07)	$(0.01)
From net realized gain on investments	—		(0.09)	—
Total distributions declared to shareholders	$(0.02)		$(0.16)	$(0.01)
Net asset value, end of period (x)	$10.13		$9.98	$10.17
Total return (%) (r)(s)(t)(x)	1.75	(n)	(0.22)	1.83	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.23	1.28	(a)
Expenses after expense reductions (f)(h)	1.05	(a)	1.04	1.05	(a)
Net investment income (loss) (l)	0.70	(a)	0.74	(0.05	)(a)
Portfolio turnover	18	(n)	6	14
Net assets at end of period (000 omitted)	$30,444		$26,047	$23,987

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME INCOME FUND – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, January 8, 2015 (Classes 529A, 529B, and 529C) and August 29, 2016 (Class R6) through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$13.08		$13.52	$13.16	$12.49	$11.54	$11.61

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.20	$0.22	$0.25	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	0.24		(0.18)	0.40	0.64	0.95	(0.02	)(g)
Total from investment operations	$0.34		$0.02	$0.62	$0.89	$1.18	$0.23

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.26)	$(0.22)	$(0.23)	$(0.30)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.26)	$(0.22)	$(0.23)	$(0.30)
Net asset value, end of period (x)	$13.42		$13.08	$13.52	$13.16	$12.49	$11.54
Total return (%) (r)(s)(t)(x)	2.60	(n)	0.20	4.76	7.18	10.34	2.15

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.40	0.42	0.40	0.42	0.43
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.46	(a)	1.52	1.62	1.96	1.94	2.27
Portfolio turnover	21	(n)	11	18	12	15	14
Net assets at end of period (000 omitted)	$48,849		$46,171	$45,846	$55,682	$39,924	$33,245

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$12.98		$13.41	$13.06	$12.40	$11.45	$11.52

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.10	$0.12	$0.14	$0.14	$0.17
Net realized and unrealized gain (loss) on investments	0.23		(0.17)	0.39	0.64	0.96	(0.03	)(g)
Total from investment operations	$0.28		$(0.07)	$0.51	$0.78	$1.10	$0.14

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.16)	$(0.12)	$(0.15)	$(0.21)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.16)	$(0.12)	$(0.15)	$(0.21)
Net asset value, end of period (x)	$13.26		$12.98	$13.41	$13.06	$12.40	$11.45
Total return (%) (r)(s)(t)(x)	2.16	(n)	(0.49)	3.96	6.33	9.65	1.36

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.15	1.17	1.15	1.17	1.18
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.71	(a)	0.77	0.93	1.12	1.19	1.51
Portfolio turnover	21	(n)	11	18	12	15	14
Net assets at end of period (000 omitted)	$5,931		$6,376	$6,605	$7,055	$6,777	$5,820

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$12.83		$13.26	$12.92	$12.27	$11.34	$11.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.10	$0.12	$0.14	$0.14	$0.17
Net realized and unrealized gain (loss) on investments	0.23		(0.18)	0.39	0.64	0.94	(0.03	)(g)
Total from investment operations	$0.28		$(0.08)	$0.51	$0.78	$1.08	$0.14

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.17)	$(0.13)	$(0.15)	$(0.23)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.17)	$(0.13)	$(0.15)	$(0.23)
Net asset value, end of period (x)	$13.11		$12.83	$13.26	$12.92	$12.27	$11.34
Total return (%) (r)(s)(t)(x)	2.18	(n)	(0.53)	3.97	6.36	9.64	1.33

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.15	1.17	1.15	1.17	1.18
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.71	(a)	0.76	0.92	1.13	1.19	1.54
Portfolio turnover	21	(n)	11	18	12	15	14
Net assets at end of period (000 omitted)	$17,398		$17,196	$18,428	$18,515	$16,209	$11,862

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class I
Net asset value, beginning of period	$13.16		$13.60	$13.24	$12.56	$11.59	$11.66

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.23	$0.26	$0.27	$0.26	$0.28
Net realized and unrealized gain (loss) on investments	0.24		(0.18)	0.40	0.66	0.97	(0.03	)(g)
Total from investment operations	$0.36		$0.05	$0.66	$0.93	$1.23	$0.25

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.30)	$(0.25)	$(0.26)	$(0.32)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.30)	$(0.25)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$13.52		$13.16	$13.60	$13.24	$12.56	$11.59
Total return (%) (r)(s)(x)	2.74	(n)	0.45	5.03	7.42	10.73	2.38

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.15	0.17	0.15	0.17	0.18
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.71	(a)	1.78	1.93	2.10	2.18	2.50
Portfolio turnover	21	(n)	11	18	12	15	14
Net assets at end of period (000 omitted)	$5,314		$4,466	$7,312	$2,916	$2,778	$1,948

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R1
Net asset value, beginning of period	$13.00		$13.42	$13.06	$12.39	$11.43	$11.50

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.10	$0.12	$0.14	$0.14	$0.17
Net realized and unrealized gain (loss) on investments	0.23		(0.18)	0.40	0.64	0.96	(0.03	)(g)
Total from investment operations	$0.28		$(0.08)	$0.52	$0.78	$1.10	$0.14

Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.16)	$(0.11)	$(0.14)	$(0.21)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.34)	$(0.16)	$(0.11)	$(0.14)	$(0.21)
Net asset value, end of period (x)	$13.28		$13.00	$13.42	$13.06	$12.39	$11.43
Total return (%) (r)(s)(x)	2.15	(n)	(0.54)	3.99	6.35	9.65	1.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.18	(a)	1.15	1.17	1.15	1.18	1.18
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (l)	0.72	(a)	0.78	0.93	1.12	1.19	1.50
Portfolio turnover	21	(n)	11	18	12	15	14
Net assets at end of period (000 omitted)	$3,810		$4,794	$6,357	$7,494	$8,293	$8,804

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R2
Net asset value, beginning of period	$13.00		$13.43	$13.08	$12.42	$11.46	$11.54

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.17	$0.19	$0.21	$0.20	$0.22
Net realized and unrealized gain (loss) on investments	0.24		(0.18)	0.39	0.64	0.96	(0.03	)(g)
Total from investment operations	$0.32		$(0.01)	$0.58	$0.85	$1.16	$0.19

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.23)	$(0.19)	$(0.20)	$(0.27)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.23)	$(0.19)	$(0.20)	$(0.27)
Net asset value, end of period (x)	$13.32		$13.00	$13.43	$13.08	$12.42	$11.46
Total return (%) (r)(s)(x)	2.46	(n)	0.01	4.48	6.83	10.21	1.82

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	0.65	0.67	0.65	0.68	0.68
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	1.21	(a)	1.28	1.42	1.63	1.68	2.02
Portfolio turnover	21	(n)	11	18	12	15	14
Net assets at end of period (000 omitted)	$70,540		$63,116	$68,263	$71,178	$65,371	$67,060

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$13.09		$13.53	$13.18	$12.50	$11.54	$11.62

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.19	$0.22	$0.24	$0.23	$0.25
Net realized and unrealized gain (loss) on investments	0.24		(0.17)	0.40	0.66	0.96	(0.03	)(g)
Total from investment operations	$0.34		$0.02	$0.62	$0.90	$1.19	$0.22

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.27)	$(0.22)	$(0.23)	$(0.30)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.46)	$(0.27)	$(0.22)	$(0.23)	$(0.30)
Net asset value, end of period (x)	$13.43		$13.09	$13.53	$13.18	$12.50	$11.54
Total return (%) (r)(s)(x)	2.60	(n)	0.20	4.72	7.20	10.46	2.06

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.40	0.42	0.40	0.42	0.43
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	1.46	(a)	1.45	1.67	1.86	1.94	2.27
Portfolio turnover	21	(n)	11	18	12	15	14
Net assets at end of period (000 omitted)	$75,511		$63,904	$51,380	$44,145	$41,188	$23,615

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$13.15		$13.58	$13.23	$12.55	$11.58	$11.65

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.23	$0.26	$0.27	$0.27	$0.29
Net realized and unrealized gain (loss) on investments	0.23		(0.17)	0.39	0.66	0.96	(0.04	)(g)
Total from investment operations	$0.35		$0.06	$0.65	$0.93	$1.23	$0.25

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.30)	$(0.25)	$(0.26)	$(0.32)
From net realized gain on investments	—		(0.23)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.49)	$(0.30)	$(0.25)	$(0.26)	$(0.32)
Net asset value, end of period (x)	$13.50		$13.15	$13.58	$13.23	$12.55	$11.58
Total return (%) (r)(s)(x)	2.66	(n)	0.53	4.96	7.42	10.74	2.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.15	0.17	0.15	0.16	0.18
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	1.71	(a)	1.76	1.94	2.13	2.21	2.61
Portfolio turnover	21	(n)	11	18	12	15	14
Net assets at end of period (000 omitted)	$177,803		$165,273	$159,446	$147,311	$109,518	$1,583

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Period ended 10/31/16 (i) (unaudited)
Class R6
Net asset value, beginning of period	$13.60

Income (loss) from investment operations
Net investment income (d)(l)	$0.04
Net realized and unrealized gain (loss) on investments	(0.14	)(g)
Total from investment operations	$(0.10)
Net asset value, end of period (x)	$13.50
Total return (%) (r)(s)(x)	(0.74	)(n)
Expenses before expense reductions (f)(h)	0.10	(a)
Expenses after expense reductions (f)(h)	(0.14	)(a)
Net investment income (l)	1.79	(a)
Portfolio turnover	21	(n)
Net assets at end of period (000 omitted)	$50
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class A
Net asset value, beginning of period	$11.76		$12.19	$11.81	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.16	$0.19	$0.20	$0.09
Net realized and unrealized gain (loss) on investments	0.29		(0.24)	0.47	0.94	0.86
Total from investment operations	$0.36		$(0.08)	$0.66	$1.14	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.20)	$(0.18)	$(0.09)
From net realized gain on investments	—		(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.28)	$(0.19)	$(0.09)
Net asset value, end of period (x)	$12.12		$11.76	$12.19	$11.81	$10.86
Total return (%) (r)(s)(t)(x)	3.06	(n)	(0.60)	5.64	10.52	9.61	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.53	0.48	0.52	7.31	(a)
Expenses after expense reductions (f)(h)	0.23	(a)	0.23	0.23	0.25	0.25	(a)
Net investment income (l)	1.17	(a)	1.34	1.58	1.74	1.75	(a)
Portfolio turnover	31	(n)	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$12,863		$12,598	$8,807	$4,238	$380

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class B
Net asset value, beginning of period	$11.68		$12.11	$11.75	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.07	$0.10	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	0.29		(0.24)	0.47	0.94	0.87
Total from investment operations	$0.31		$(0.17)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.13)	$(0.11)	$(0.08)
From net realized gain on investments	—		(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.26)	$(0.21)	$(0.12)	$(0.08)
Net asset value, end of period (x)	$11.99		$11.68	$12.11	$11.75	$10.83
Total return (%) (r)(s)(t)(x)	2.65	(n)	(1.37)	4.83	9.68	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.28	1.23	1.28	7.38	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.40	(a)	0.59	0.83	0.87	0.86	(a)
Portfolio turnover	31	(n)	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$1,305		$1,190	$1,035	$754	$343

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class C
Net asset value, beginning of period	$11.63		$12.07	$11.71	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.07	$0.10	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	0.29		(0.24)	0.47	0.91	0.84
Total from investment operations	$0.31		$(0.17)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.13)	$(0.15)	$(0.08)
From net realized gain on investments	—		(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.21)	$(0.16)	$(0.08)
Net asset value, end of period (x)	$11.94		$11.63	$12.07	$11.71	$10.83
Total return (%) (r)(s)(t)(x)	2.67	(n)	(1.37)	4.86	9.65	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.28	1.23	1.27	9.16	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.40	(a)	0.59	0.80	1.15	1.30	(a)
Portfolio turnover	31	(n)	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$3,103		$2,846	$2,213	$1,376	$171

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class I
Net asset value, beginning of period	$11.79		$12.22	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.19	$0.23	$0.24	$0.12
Net realized and unrealized gain (loss) on investments	0.28		(0.25)	0.46	0.92	0.85
Total from investment operations	$0.37		$(0.06)	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	—		(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.16		$11.79	$12.22	$11.83	$10.87
Total return (%) (r)(s)(x)	3.14	(n)	(0.39)	5.89	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	(a)	0.29	0.23	0.27	9.11	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.40	(a)	1.59	1.87	2.09	2.45	(a)
Portfolio turnover	31	(n)	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$5,437		$4,563	$1,889	$443	$110

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R1
Net asset value, beginning of period	$11.79		$12.17	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.06	$0.09	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	0.29		(0.24)	0.48	0.94	0.84
Total from investment operations	$0.31		$(0.18)	$0.57	$1.04	$0.91

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.10)	$(0.08)	$(0.08)
From net realized gain on investments	—		(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.18)	$(0.09)	$(0.08)
Net asset value, end of period (x)	$12.10		$11.79	$12.17	$11.78	$10.83
Total return (%) (r)(s)(x)	2.63	(n)	(1.40)	4.88	9.63	9.19	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.27	(a)	1.26	1.23	1.29	10.12	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (l)	0.38	(a)	0.51	0.73	0.85	1.45	(a)
Portfolio turnover	31	(n)	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$137		$87	$163	$120	$109

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R2
Net asset value, beginning of period	$11.73		$12.17	$11.78	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.12	$0.15	$0.13	$0.10
Net realized and unrealized gain (loss) on investments	0.29		(0.24)	0.49	0.97	0.84
Total from investment operations	$0.34		$(0.12)	$0.64	$1.10	$0.94

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.17)	$(0.16)	$(0.09)
From net realized gain on investments	—		(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.32)	$(0.25)	$(0.17)	$(0.09)
Net asset value, end of period (x)	$12.07		$11.73	$12.17	$11.78	$10.85
Total return (%) (r)(s)(x)	2.90	(n)	(0.89)	5.42	10.19	9.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.77	(a)	0.79	0.73	0.76	9.60	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	(a)
Net investment income (l)	0.89	(a)	1.02	1.27	1.09	1.95	(a)
Portfolio turnover	31	(n)	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$12,729		$7,489	$4,200	$3,799	$121
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R3
Net asset value, beginning of period	$11.76		$12.19	$11.80	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.15	$0.17	$0.19	$0.06
Net realized and unrealized gain (loss) on investments	0.28		(0.23)	0.49	0.93	0.89
Total from investment operations	$0.35		$(0.08)	$0.66	$1.12	$0.95

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.19)	$(0.17)	$(0.09)
From net realized gain on investments	—		(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.27)	$(0.18)	$(0.09)
Net asset value, end of period (x)	$12.11		$11.76	$12.19	$11.80	$10.86
Total return (%) (r)(s)(x)	2.98	(n)	(0.60)	5.65	10.39	9.62	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.51	(a)	0.54	0.48	0.53	1.74	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	1.15	(a)	1.27	1.45	1.70	1.13	(a)
Portfolio turnover	31	(n)	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$28,086		$22,370	$12,732	$8,877	$3,065

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R4
Net asset value, beginning of period	$11.79		$12.22	$11.83	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.19	$0.22	$0.21	$0.07
Net realized and unrealized gain (loss) on investments	0.29		(0.25)	0.47	0.95	0.90
Total from investment operations	$0.38		$(0.06)	$0.69	$1.16	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.22)	$(0.19)	$(0.10)
From net realized gain on investments	—		(0.17)	(0.08)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.30)	$(0.20)	$(0.10)
Net asset value, end of period (x)	$12.17		$11.79	$12.22	$11.83	$10.87
Total return (%) (r)(s)(x)	3.22	(n)	(0.40)	5.88	10.72	9.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	(a)	0.28	0.23	0.28	0.33	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	1.40	(a)	1.59	1.82	1.88	1.28	(a)
Portfolio turnover	31	(n)	10	13	10	8	(n)
Net assets at end of period (000 omitted)	$118,447		$105,570	$98,370	$66,460	$40,552

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2025 FUND – continued

	Period ended 10/31/16 (i)
Class R6	(unaudited)
Net asset value, beginning of period	$12.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.03
Net realized and unrealized gain (loss) on investments	(0.16	)(g)
Total from investment operations	$(0.13)
Net asset value, end of period (x)	$12.17
Total return (%) (r)(s)(x)	(1.06	)(n)
Expenses before expense reductions (f)(h)	0.15	(a)
Expenses after expense reductions (f)(h)	(0.14	)(a)
Net investment income (l)	1.49	(a)
Portfolio turnover	31	(n)
Net assets at end of period (000 omitted)	$49
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$13.91		$14.55	$13.90	$12.51	$11.10	$11.39

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.16	$0.18	$0.17	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	0.44		(0.38)	0.70	1.41	1.42	(0.23)
Total from investment operations	$0.49		$(0.22)	$0.88	$1.58	$1.57	$(0.08)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.23)	$(0.19)	$(0.16)	$(0.21)
From net realized gain on investments	—		(0.22)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.23)	$(0.19)	$(0.16)	$(0.21)
Net asset value, end of period (x)	$14.40		$13.91	$14.55	$13.90	$12.51	$11.10
Total return (%) (r)(s)(t)(x)	3.52	(n)	(1.51)	6.37	12.67	14.24	(0.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.42	0.44	0.41	0.46	0.47
Expenses after expense reductions (f)(h)	0.25	(a)	0.24	0.24	0.24	0.25	0.25
Net investment income (l)	0.73	(a)	1.13	1.29	1.30	1.32	1.40
Portfolio turnover	40	(n)	6	11	6	13	12
Net assets at end of period (000 omitted)	$48,717		$44,995	$42,887	$39,929	$26,738	$18,822

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$13.73		$14.37	$13.73	$12.37	$10.99	$11.27

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.05	$0.07	$0.07	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	0.43		(0.38)	0.69	1.39	1.39	(0.21)
Total from investment operations	$0.43		$(0.33)	$0.76	$1.46	$1.46	$(0.14)

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.12)	$(0.10)	$(0.08)	$(0.14)
From net realized gain on investments	—		(0.22)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.12)	$(0.10)	$(0.08)	$(0.14)
Net asset value, end of period (x)	$14.16		$13.73	$14.37	$13.73	$12.37	$10.99
Total return (%) (r)(s)(t)(x)	3.13	(n)	(2.27)	5.59	11.82	13.39	(1.16)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.17	1.19	1.16	1.21	1.22
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.02	)(a)	0.37	0.53	0.53	0.60	0.63
Portfolio turnover	40	(n)	6	11	6	13	12
Net assets at end of period (000 omitted)	$8,444		$8,498	$8,414	$8,022	$6,347	$4,497

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$13.66		$14.29	$13.67	$12.33	$10.94	$11.24

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.05	$0.08	$0.07	$0.06	$0.06
Net realized and unrealized gain (loss) on investments	0.43		(0.37)	0.67	1.38	1.41	(0.22)
Total from investment operations	$0.43		$(0.32)	$0.75	$1.45	$1.47	$(0.16)

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.13)	$(0.11)	$(0.08)	$(0.14)
From net realized gain on investments	—		(0.22)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.13)	$(0.11)	$(0.08)	$(0.14)
Net asset value, end of period (x)	$14.09		$13.66	$14.29	$13.67	$12.33	$10.94
Total return (%) (r)(s)(t)(x)	3.15	(n)	(2.20)	5.51	11.78	13.48	(1.27)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.17	1.19	1.16	1.21	1.22
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.02	)(a)	0.38	0.55	0.55	0.57	0.62
Portfolio turnover	40	(n)	6	11	6	13	12
Net assets at end of period (000 omitted)	$15,432		$15,554	$15,521	$13,791	$8,949	$6,861

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class I
Net asset value, beginning of period	$14.00		$14.63	$13.98	$12.58	$11.15	$11.43

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.19	$0.23	$0.21	$0.18	$0.17
Net realized and unrealized gain (loss) on investments	0.44		(0.37)	0.68	1.41	1.43	(0.21)
Total from investment operations	$0.51		$(0.18)	$0.91	$1.62	$1.61	$(0.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.26)	$(0.22)	$(0.18)	$(0.24)
From net realized gain on investments	—		(0.22)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.26)	$(0.22)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$14.51		$14.00	$14.63	$13.98	$12.58	$11.15
Total return (%) (r)(s)(x)	3.64	(n)	(1.19)	6.57	12.90	14.60	(0.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.17	0.20	0.16	0.21	0.22
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	0.98	(a)	1.36	1.61	1.54	1.60	1.59
Portfolio turnover	40	(n)	6	11	6	13	12
Net assets at end of period (000 omitted)	$11,487		$12,156	$11,665	$8,067	$6,207	$4,121

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R1
Net asset value, beginning of period	$13.78		$14.39	$13.75	$12.39	$10.99	$11.28

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.04	$0.09	$0.07	$0.07	$0.07
Net realized and unrealized gain (loss) on investments	0.43		(0.36)	0.67	1.39	1.41	(0.23)
Total from investment operations	$0.43		$(0.32)	$0.76	$1.46	$1.48	$(0.16)

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.12)	$(0.10)	$(0.08)	$(0.13)
From net realized gain on investments	—		(0.22)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.12)	$(0.10)	$(0.08)	$(0.13)
Net asset value, end of period (x)	$14.21		$13.78	$14.39	$13.75	$12.39	$10.99
Total return (%) (r)(s)(x)	3.12	(n)	(2.25)	5.56	11.79	13.51	(1.26)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.17	1.19	1.16	1.21	1.22
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.02	)(a)	0.31	0.61	0.56	0.58	0.63
Portfolio turnover	40	(n)	6	11	6	13	12
Net assets at end of period (000 omitted)	$4,828		$6,427	$8,165	$10,816	$9,253	$7,355

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R2
Net asset value, beginning of period	$13.79		$14.43	$13.79	$12.42	$11.01	$11.30

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.12	$0.14	$0.14	$0.12	$0.12
Net realized and unrealized gain (loss) on investments	0.44		(0.38)	0.69	1.39	1.42	(0.22)
Total from investment operations	$0.47		$(0.26)	$0.83	$1.53	$1.54	$(0.10)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.19)	$(0.16)	$(0.13)	$(0.19)
From net realized gain on investments	—		(0.22)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.38)	$(0.19)	$(0.16)	$(0.13)	$(0.19)
Net asset value, end of period (x)	$14.26		$13.79	$14.43	$13.79	$12.42	$11.01
Total return (%) (r)(s)(x)	3.41	(n)	(1.78)	6.07	12.34	14.05	(0.75)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.69	(a)	0.67	0.69	0.66	0.71	0.72
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (l)	0.48	(a)	0.88	1.01	1.04	1.08	1.14
Portfolio turnover	40	(n)	6	11	6	13	12
Net assets at end of period (000 omitted)	$93,579		$83,102	$79,912	$73,435	$59,251	$54,704

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$13.88		$14.52	$13.87	$12.49	$11.08	$11.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.15	$0.18	$0.18	$0.15	$0.14
Net realized and unrealized gain (loss) on investments	0.44		(0.37)	0.70	1.39	1.42	(0.22)
Total from investment operations	$0.49		$(0.22)	$0.88	$1.57	$1.57	$(0.08)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.23)	$(0.19)	$(0.16)	$(0.21)
From net realized gain on investments	—		(0.22)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.42)	$(0.23)	$(0.19)	$(0.16)	$(0.21)
Net asset value, end of period (x)	$14.37		$13.88	$14.52	$13.87	$12.49	$11.08
Total return (%) (r)(s)(x)	3.53	(n)	(1.52)	6.37	12.63	14.26	(0.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.42	0.44	0.41	0.46	0.47
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	0.72	(a)	1.06	1.27	1.34	1.30	1.36
Portfolio turnover	40	(n)	6	11	6	13	12
Net assets at end of period (000 omitted)	$97,369		$90,624	$71,753	$57,969	$35,972	$25,364

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$13.97		$14.61	$13.96	$12.56	$11.14	$11.42

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.19	$0.22	$0.21	$0.20	$0.17
Net realized and unrealized gain (loss) on investments	0.44		(0.38)	0.69	1.41	1.40	(0.21)
Total from investment operations	$0.51		$(0.19)	$0.91	$1.62	$1.60	$(0.04)

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.26)	$(0.22)	$(0.18)	$(0.24)
From net realized gain on investments	—		(0.22)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.45)	$(0.26)	$(0.22)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$14.48		$13.97	$14.61	$13.96	$12.56	$11.14
Total return (%) (r)(s)(x)	3.65	(n)	(1.26)	6.58	12.93	14.53	(0.17)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.19	(a)	0.17	0.20	0.16	0.19	0.22
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	0.97	(a)	1.37	1.56	1.57	1.72	1.60
Portfolio turnover	40	(n)	6	11	6	13	12
Net assets at end of period (000 omitted)	$206,508		$184,249	$169,285	$129,817	$80,692	$902

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Period ended 10/31/16 (i) (unaudited)

Class R6
Net asset value, beginning of period	$14.67

Income (loss) from investment operations
Net investment income (d)(l)	$0.03
Net realized and unrealized gain (loss) on investments	(0.21	)(g)
Total from investment operations	$(0.18)
Net asset value, end of period (x)	$14.49
Total return (%) (r)(s)(x)	(1.23	)(n)
Expenses before expense reductions (f)(h)	0.08	(a)
Expenses after expense reductions (f)(h)	(0.14	)(a)
Net investment income (l)	1.05	(a)
Portfolio turnover	40	(n)
Net assets at end of period (000 omitted)	$49
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class A
Net asset value, beginning of period	$12.35		$12.96	$12.41	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.12	$0.15	$0.16	$0.07
Net realized and unrealized gain (loss) on investments	0.42		(0.35)	0.67	1.35	1.11
Total from investment operations	$0.45		$(0.23)	$0.82	$1.51	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)	$(0.16)	$(0.11)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.38)	$(0.27)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$12.80		$12.35	$12.96	$12.41	$11.07
Total return (%) (r)(s)(t)(x)	3.64	(n)	(1.71)	6.72	13.61	11.89	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.59	0.54	0.63	6.19	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.24	0.24	0.24	0.25	(a)
Net investment income (l)	0.41	(a)	0.98	1.19	1.33	1.33	(a)
Portfolio turnover	42	(n)	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$8,759		$7,454	$6,353	$3,502	$671

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class B
Net asset value, beginning of period	$12.26		$12.88	$12.36	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.02	$0.04	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	0.42		(0.34)	0.68	1.38	1.09
Total from investment operations	$0.40		$(0.32)	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.11)	$(0.09)	$(0.09)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.20)	$(0.10)	$(0.09)
Net asset value, end of period (x)	$12.66		$12.26	$12.88	$12.36	$11.05
Total return (%) (r)(s)(t)(x)	3.26	(n)	(2.45)	5.88	12.75	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	(a)	1.34	1.29	1.40	8.13	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.34	)(a)	0.20	0.33	0.27	0.94	(a)
Portfolio turnover	42	(n)	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$1,264		$1,261	$950	$404	$186

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class C
Net asset value, beginning of period	$12.22		$12.83	$12.32	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.03	$0.05	$0.05	$0.06
Net realized and unrealized gain (loss) on investments	0.41		(0.35)	0.67	1.36	1.08
Total from investment operations	$0.39		$(0.32)	$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.12)	$(0.13)	$(0.09)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.29)	$(0.21)	$(0.14)	$(0.09)
Net asset value, end of period (x)	$12.61		$12.22	$12.83	$12.32	$11.05
Total return (%) (r)(s)(t)(x)	3.19	(n)	(2.40)	5.89	12.76	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	(a)	1.33	1.29	1.37	9.03	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.34	)(a)	0.27	0.39	0.45	1.11	(a)
Portfolio turnover	42	(n)	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$2,031		$1,950	$1,965	$907	$136

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class I
Net asset value, beginning of period	$12.40		$13.00	$12.44	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.17	$0.17	$0.11
Net realized and unrealized gain (loss) on investments	0.42		(0.34)	0.69	1.36	1.09
Total from investment operations	$0.46		$(0.19)	$0.86	$1.53	$1.20

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.86		$12.40	$13.00	$12.44	$11.09
Total return (%) (r)(s)(x)	3.71	(n)	(1.40)	6.98	13.80	12.13	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.33	0.29	0.39	8.23	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.65	(a)	1.19	1.36	1.39	2.16	(a)
Portfolio turnover	42	(n)	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$4,424		$3,921	$3,507	$1,417	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30				Period ended 4/30/13 (c)
			2016		2015	2014
Class R1
Net asset value, beginning of period	$12.39		$12.93		$12.39	$11.05	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.00	(w)	$0.04	$0.03	$0.06
Net realized and unrealized gain (loss) on investments	0.41		(0.32)		0.68	1.38	1.08
Total from investment operations	$0.39		$(0.32)		$0.72	$1.41	$1.14

Less distributions declared to shareholders
From net investment income	$—		$(0.00	)(w)	$(0.09)	$(0.06)	$(0.09)
From net realized gain on investments	—		(0.22)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.22)		$(0.18)	$(0.07)	$(0.09)
Net asset value, end of period (x)	$12.78		$12.39		$12.93	$12.39	$11.05
Total return (%) (r)(s)(x)	3.15	(n)	(2.39)		5.90	12.73	11.54	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.31	(a)	1.31		1.29	1.41	9.24	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00		1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.37	)(a)	0.01		0.35	0.29	1.17	(a)
Portfolio turnover	42	(n)	7		8	8	3	(n)
Net assets at end of period (000 omitted)	$287		$118		$180	$126	$112

	Six months ended 10/31/16 (unaudited)		Years ended 4/30				Period ended 4/30/13 (c)
			2016		2015	2014
Class R2
Net asset value, beginning of period	$12.33		$12.93		$12.39	$11.07	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.08		$0.11	$0.11	$0.08
Net realized and unrealized gain (loss) on investments	0.41		(0.33)		0.67	1.36	1.09
Total from investment operations	$0.42		$(0.25)		$0.78	$1.47	$1.17

Less distributions declared to shareholders
From net investment income	$—		$(0.13)		$(0.15)	$(0.14)	$(0.10)
From net realized gain on investments	—		(0.22)		(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.35)		$(0.24)	$(0.15)	$(0.10)
Net asset value, end of period (x)	$12.75		$12.33		$12.93	$12.39	$11.07
Total return (%) (r)(s)(x)	3.41	(n)	(1.87)		6.38	13.31	11.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.81	(a)	0.84		0.79	0.87	7.87	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50		0.50	0.50	0.50	(a)
Net investment income (l)	0.14	(a)	0.66		0.86	0.94	1.50	(a)
Portfolio turnover	42	(n)	7		8	8	3	(n)
Net assets at end of period (000 omitted)	$9,926		$5,805		$3,758	$2,718	$320

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R3
Net asset value, beginning of period	$12.37		$12.97	$12.43	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.12	$0.14	$0.13	$0.03
Net realized and unrealized gain (loss) on investments	0.41		(0.34)	0.67	1.38	1.16
Total from investment operations	$0.44		$(0.22)	$0.81	$1.51	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.18)	$(0.15)	$(0.11)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.38)	$(0.27)	$(0.16)	$(0.11)
Net asset value, end of period (x)	$12.81		$12.37	$12.97	$12.43	$11.08
Total return (%) (r)(s)(x)	3.56	(n)	(1.63)	6.61	13.65	11.98	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.56	(a)	0.59	0.54	0.64	1.80	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.40	(a)	0.95	1.08	1.10	0.53	(a)
Portfolio turnover	42	(n)	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$27,441		$20,110	$12,389	$6,246	$2,431

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R4
Net asset value, beginning of period	$12.39		$13.00	$12.44	$11.08	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.15	$0.19	$0.16	$0.03
Net realized and unrealized gain (loss) on investments	0.43		(0.35)	0.67	1.38	1.16
Total from investment operations	$0.47		$(0.20)	$0.86	$1.54	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.21)	$(0.17)	$(0.11)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.41)	$(0.30)	$(0.18)	$(0.11)
Net asset value, end of period (x)	$12.86		$12.39	$13.00	$12.44	$11.08
Total return (%) (r)(s)(x)	3.79	(n)	(1.48)	6.98	13.90	12.03	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.34	0.29	0.39	0.47	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.65	(a)	1.22	1.49	1.35	0.59	(a)
Portfolio turnover	42	(n)	7	8	8	3	(n)
Net assets at end of period (000 omitted)	$99,144		$86,982	$77,094	$45,765	$25,065

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2035 FUND – continued

	Period ended 10/31/16 (i) (unaudited)

Class R6
Net asset value, beginning of period	$13.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.02
Net realized and unrealized gain (loss) on investments	(0.20	)(g)
Total from investment operations	$(0.18)
Net asset value, end of period (x)	$12.86
Total return (%) (r)(s)(x)	(1.38	)(n)
Expenses before expense reductions (f)(h)	0.18	(a)
Expenses after expense reductions (f)(h)	(0.14	)(a)
Net investment income (l)	0.72	(a)
Portfolio turnover	42	(n)
Net assets at end of period (000 omitted)	$49
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$14.07		$14.83	$14.09	$12.49	$10.96	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.12	$0.14	$0.13	$0.11	$0.10
Net realized and unrealized gain (loss) on investments	0.49		(0.41)	0.84	1.64	1.55	(0.27)
Total from investment operations	$0.50		$(0.29)	$0.98	$1.77	$1.66	$(0.17)

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.21)	$(0.17)	$(0.13)	$(0.18)
From net realized gain on investments	—		(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$—		$(0.47)	$(0.24)	$(0.17)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$14.57		$14.07	$14.83	$14.09	$12.49	$10.96
Total return (%) (r)(s)(t)(x)	3.55	(n)	(1.94)	6.97	14.18	15.25	(1.36)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.45	0.48	0.45	0.53	0.55
Expenses after expense reductions (f)(h)	0.25	(a)	0.24	0.25	0.24	0.25	0.25
Net investment income (l)	0.11	(a)	0.83	0.99	0.97	1.02	0.97
Portfolio turnover	46	(n)	6	10	8	16	13
Net assets at end of period (000 omitted)	$30,837		$28,324	$26,564	$25,674	$17,207	$12,700

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$13.95		$14.71	$13.98	$12.41	$10.90	$11.25

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.01	$0.03	$0.02	$0.03	$0.02
Net realized and unrealized gain (loss) on investments	0.49		(0.41)	0.83	1.62	1.54	(0.27)
Total from investment operations	$0.44		$(0.40)	$0.86	$1.64	$1.57	$(0.25)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.10)	$(0.07)	$(0.06)	$(0.10)
From net realized gain on investments	—		(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$—		$(0.36)	$(0.13)	$(0.07)	$(0.06)	$(0.10)
Net asset value, end of period (x)	$14.39		$13.95	$14.71	$13.98	$12.41	$10.90
Total return (%) (r)(s)(t)(x)	3.15	(n)	(2.69)	6.16	13.26	14.42	(2.09)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.20	1.23	1.20	1.28	1.30
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.64	)(a)	0.06	0.23	0.16	0.29	0.21
Portfolio turnover	46	(n)	6	10	8	16	13
Net assets at end of period (000 omitted)	$4,585		$4,527	$4,432	$4,155	$3,369	$2,498

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016		2015	2014	2013	2012
Class C
Net asset value, beginning of period	$13.80		$14.55		$13.83	$12.28	$10.79	$11.16

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$(0.00	)(w)	$0.04	$0.02	$0.03	$0.03
Net realized and unrealized gain (loss) on investments	0.49		(0.40)		0.82	1.61	1.52	(0.28)
Total from investment operations	$0.44		$(0.40)		$0.86	$1.63	$1.55	$(0.25)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.11)	$(0.08)	$(0.06)	$(0.12)
From net realized gain on investments	—		(0.30)		(0.03)	—	—	—
Total distributions declared to shareholders	$—		$(0.35)		$(0.14)	$(0.08)	$(0.06)	$(0.12)
Net asset value, end of period (x)	$14.24		$13.80		$14.55	$13.83	$12.28	$10.79
Total return (%) (r)(s)(t)(x)	3.19	(n)	(2.71)		6.21	13.30	14.40	(2.14)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.20		1.23	1.20	1.27	1.30
Expenses after expense reductions (f)(h)	1.00	(a)	1.00		1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.64	)(a)	(0.01)		0.26	0.14	0.28	0.26
Portfolio turnover	46	(n)	6		10	8	16	13
Net assets at end of period (000 omitted)	$10,289		$10,226		$11,840	$10,639	$8,046	$5,663

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016		2015	2014	2013	2012
Class I
Net asset value, beginning of period	$14.17		$14.93		$14.18	$12.57	$11.02	$11.37

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.15		$0.19	$0.16	$0.14	$0.12
Net realized and unrealized gain (loss) on investments	0.49		(0.41)		0.83	1.64	1.56	(0.27)
Total from investment operations	$0.52		$(0.26)		$1.02	$1.80	$1.70	$(0.15)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)		$(0.24)	$(0.19)	$(0.15)	$(0.20)
From net realized gain on investments	—		(0.30)		(0.03)	—	—	—
Total distributions declared to shareholders	$—		$(0.50)		$(0.27)	$(0.19)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$14.69		$14.17		$14.93	$14.18	$12.57	$11.02
Total return (%) (r)(s)(x)	3.67	(n)	(1.68)		7.24	14.38	15.61	(1.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.20		0.23	0.21	0.28	0.30
Expenses after expense reductions (f)(h)	0.00	(a)	0.00		0.00	0.00	0.00	0.00
Net investment income (l)	0.36	(a)	1.09		1.30	1.20	1.27	1.19
Portfolio turnover	46	(n)	6		10	8	16	13
Net assets at end of period (000 omitted)	$10,988		$9,766		$8,679	$8,344	$5,754	$4,030

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R1
Net asset value, beginning of period	$13.87		$14.62	$13.88	$12.32	$10.81	$11.18

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.00 (w)	$0.04	$0.03	$0.03	$0.03
Net realized and unrealized gain (loss) on investments	0.49		(0.40)	0.82	1.61	1.53	(0.28)
Total from investment operations	$0.44		$(0.40)	$0.86	$1.64	$1.56	$(0.25)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.09)	$(0.08)	$(0.05)	$(0.12)
From net realized gain on investments	—		(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.12)	$(0.08)	$(0.05)	$(0.12)
Net asset value, end of period (x)	$14.31		$13.87	$14.62	$13.88	$12.32	$10.81
Total return (%) (r)(s)(x)	3.17	(n)	(2.70)	6.18	13.32	14.44	(2.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.23	(a)	1.20	1.22	1.20	1.28	1.30
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.64	)(a)	0.02	0.28	0.22	0.24	0.25
Portfolio turnover	46	(n)	6	10	8	16	13
Net assets at end of period (000 omitted)	$4,684		$5,279	$5,528	$7,993	$6,368	$5,728

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R2
Net asset value, beginning of period	$13.97		$14.73	$14.00	$12.41	$10.89	$11.24

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.11	$0.09	$0.08	$0.07
Net realized and unrealized gain (loss) on investments	0.49		(0.41)	0.82	1.63	1.54	(0.27)
Total from investment operations	$0.48		$(0.33)	$0.93	$1.72	$1.62	$(0.20)

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.17)	$(0.13)	$(0.10)	$(0.15)
From net realized gain on investments	—		(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$—		$(0.43)	$(0.20)	$(0.13)	$(0.10)	$(0.15)
Net asset value, end of period (x)	$14.45		$13.97	$14.73	$14.00	$12.41	$10.89
Total return (%) (r)(s)(x)	3.44	(n)	(2.18)	6.68	13.91	14.93	(1.62)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.73	(a)	0.70	0.73	0.70	0.78	0.80
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.14	)(a)	0.58	0.76	0.67	0.74	0.71
Portfolio turnover	46	(n)	6	10	8	16	13
Net assets at end of period (000 omitted)	$69,095		$66,272	$61,127	$54,916	$45,142	$45,458

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$14.07		$14.83	$14.09	$12.49	$10.96	$11.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.10	$0.14	$0.12	$0.11	$0.10
Net realized and unrealized gain (loss) on investments	0.48		(0.39)	0.84	1.65	1.55	(0.27)
Total from investment operations	$0.49		$(0.29)	$0.98	$1.77	$1.66	$(0.17)

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.21)	$(0.17)	$(0.13)	$(0.18)
From net realized gain on investments	—		(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$—		$(0.47)	$(0.24)	$(0.17)	$(0.13)	$(0.18)
Net asset value, end of period (x)	$14.56		$14.07	$14.83	$14.09	$12.49	$10.96
Total return (%) (r)(s)(x)	3.48	(n)	(1.93)	6.97	14.17	15.26	(1.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.48	(a)	0.46	0.48	0.45	0.52	0.55
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	0.11	(a)	0.74	0.98	0.91	0.95	0.94
Portfolio turnover	46	(n)	6	10	8	16	13
Net assets at end of period (000 omitted)	$57,419		$49,816	$38,524	$30,202	$19,518	$10,073

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$14.16		$14.92	$14.17	$12.56	$11.01	$11.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.15	$0.19	$0.16	$0.18	$0.13
Net realized and unrealized gain (loss) on investments	0.49		(0.41)	0.83	1.64	1.52	(0.28)
Total from investment operations	$0.52		$(0.26)	$1.02	$1.80	$1.70	$(0.15)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.24)	$(0.19)	$(0.15)	$(0.20)
From net realized gain on investments	—		(0.30)	(0.03)	—	—	—
Total distributions declared to shareholders	$—		$(0.50)	$(0.27)	$(0.19)	$(0.15)	$(0.20)
Net asset value, end of period (x)	$14.68		$14.16	$14.92	$14.17	$12.56	$11.01
Total return (%) (r)(s)(x)	3.67	(n)	(1.68)	7.25	14.39	15.62	(1.12)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.23	(a)	0.20	0.24	0.20	0.24	0.30
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	0.36	(a)	1.07	1.30	1.19	1.50	1.20
Portfolio turnover	46	(n)	6	10	8	16	13
Net assets at end of period (000 omitted)	$184,872		$166,141	$153,594	$109,501	$77,285	$771

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Period ended 10/31/16 (i) (unaudited)
Class R6
Net asset value, beginning of period	$14.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.01
Net realized and unrealized gain (loss) on investments	(0.24	)(g)
Total from investment operations	$(0.23)
Net asset value, end of period (x)	$14.68
Total return (%) (r)(s)(x)	(1.54	)(n)
Expenses before expense reductions (f)(h)	0.11	(a)
Expenses after expense reductions (f)(h)	(0.14	)(a)
Net investment income (l)	0.45	(a)
Portfolio turnover	46	(n)
Net assets at end of period (000 omitted)	$49
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class A
Net asset value, beginning of period	$12.52		$13.14	$12.55	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.11	$0.13	$0.13	$0.08
Net realized and unrealized gain (loss) on investments	0.44		(0.36)	0.73	1.47	1.14
Total from investment operations	$0.44		$(0.25)	$0.86	$1.60	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.18)	$(0.16)	$(0.10)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.27)	$(0.17)	$(0.10)
Net asset value, end of period (x)	$12.96		$12.52	$13.14	$12.55	$11.12
Total return (%) (r)(s)(t)(x)	3.51	(n)	(1.93)	6.95	14.36	12.30	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.70	0.72	0.94	7.61	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.24	0.24	0.22	0.25	(a)
Net investment income (l)	0.06	(a)	0.85	1.02	1.10	1.46	(a)
Portfolio turnover	44	(n)	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$5,417		$4,576	$2,811	$1,403	$208

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class B
Net asset value, beginning of period	$12.44		$13.06	$12.47	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.00 (w)	$0.03	$0.03	$0.05
Net realized and unrealized gain (loss) on investments	0.43		(0.35)	0.73	1.44	1.13
Total from investment operations	$0.39		$(0.35)	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.08)	$(0.08)	$(0.09)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.17)	$(0.09)	$(0.09)
Net asset value, end of period (x)	$12.83		$12.44	$13.06	$12.47	$11.09
Total return (%) (r)(s)(t)(x)	3.14	(n)	(2.67)	6.19	13.27	11.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	(a)	1.45	1.48	1.74	9.69	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.69	)(a)	0.02	0.22	0.23	0.90	(a)
Portfolio turnover	44	(n)	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$667		$593	$408	$325	$143
See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class C
Net asset value, beginning of period	$12.42		$13.04	$12.48	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.01	$0.04	$0.02	$0.03
Net realized and unrealized gain (loss) on investments	0.42		(0.35)	0.72	1.45	1.15
Total from investment operations	$0.38		$(0.34)	$0.76	$1.47	$1.18

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.11)	$(0.07)	$(0.09)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.20)	$(0.08)	$(0.09)
Net asset value, end of period (x)	$12.80		$12.42	$13.04	$12.48	$11.09
Total return (%) (r)(s)(t)(x)	3.06	(n)	(2.64)	6.17	13.29	11.92	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	(a)	1.45	1.47	1.74	9.35	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.68	)(a)	0.04	0.33	0.16	0.49	(a)
Portfolio turnover	44	(n)	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$1,405		$1,104	$909	$421	$197

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class I
Net asset value, beginning of period	$12.55		$13.16	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.14	$0.20	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	0.43		(0.36)	0.69	1.47	1.12
Total from investment operations	$0.45		$(0.22)	$0.89	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$13.00		$12.55	$13.16	$12.56	$11.13
Total return (%) (r)(s)(x)	3.59	(n)	(1.66)	7.21	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.45	0.46	0.74	9.30	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.31	(a)	1.10	1.53	1.17	2.10	(a)
Portfolio turnover	44	(n)	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$2,013		$1,718	$1,108	$241	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R1
Net asset value, beginning of period	$12.51		$13.10	$12.51	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$(0.01)	$0.02	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	0.43		(0.34)	0.74	1.45	1.13
Total from investment operations	$0.39		$(0.35)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.08)	$(0.05)	$(0.09)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.24)	$(0.17)	$(0.06)	$(0.09)
Net asset value, end of period (x)	$12.90		$12.51	$13.10	$12.51	$11.10
Total return (%) (r)(s)(x)	3.12	(n)	(2.66)	6.13	13.28	11.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.40	(a)	1.43	1.48	1.77	10.30	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.69	)(a)	(0.09)	0.19	0.15	1.10	(a)
Portfolio turnover	44	(n)	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$199		$152	$172	$127	$112

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R2
Net asset value, beginning of period	$12.47		$13.10	$12.51	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.09	$0.09	$0.08
Net realized and unrealized gain (loss) on investments	0.43		(0.36)	0.74	1.45	1.13
Total from investment operations	$0.42		$(0.29)	$0.83	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.15)	$(0.13)	$(0.10)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.34)	$(0.24)	$(0.14)	$(0.10)
Net asset value, end of period (x)	$12.89		$12.47	$13.10	$12.51	$11.11
Total return (%) (r)(s)(x)	3.37	(n)	(2.20)	6.74	13.89	12.16	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.90	(a)	0.96	0.97	1.18	9.80	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	(0.20	)(a)	0.55	0.71	0.77	1.60	(a)
Portfolio turnover	44	(n)	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$5,340		$3,583	$1,769	$887	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R3
Net asset value, beginning of period	$12.52		$13.13	$12.54	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.10	$0.11	$0.12	$0.03
Net realized and unrealized gain (loss) on investments	0.44		(0.34)	0.75	1.45	1.20
Total from investment operations	$0.44		$(0.24)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.18)	$(0.15)	$(0.10)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.37)	$(0.27)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$12.96		$12.52	$13.13	$12.54	$11.13
Total return (%) (r)(s)(x)	3.51	(n)	(1.87)	6.92	14.11	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.65	(a)	0.70	0.72	0.97	3.04	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.06	(a)	0.78	0.86	0.97	0.54	(a)
Portfolio turnover	44	(n)	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$17,380		$12,721	$7,566	$3,383	$1,253

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R4
Net asset value, beginning of period	$12.54		$13.15	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.13	$0.17	$0.15	$0.02
Net realized and unrealized gain (loss) on investments	0.44		(0.35)	0.71	1.46	1.21
Total from investment operations	$0.46		$(0.22)	$0.88	$1.61	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.20)	$(0.17)	$(0.10)
From net realized gain on investments	—		(0.22)	(0.09)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.39)	$(0.29)	$(0.18)	$(0.10)
Net asset value, end of period (x)	$13.00		$12.54	$13.15	$12.56	$11.13
Total return (%) (r)(s)(x)	3.67	(n)	(1.67)	7.13	14.46	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.40	(a)	0.45	0.47	0.74	0.88	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.31	(a)	1.04	1.34	1.22	0.46	(a)
Portfolio turnover	44	(n)	6	7	10	5	(n)
Net assets at end of period (000 omitted)	$69,696		$58,947	$47,311	$25,056	$12,238

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2045 FUND – continued

	Period ended 10/31/16 (i) (unaudited)
Class R6
Net asset value, beginning of period	$13.21

Income (loss) from investment operations
Net investment income (d)(l)	$0.01
Net realized and unrealized gain (loss) on investments	(0.22	)(g)
Total from investment operations	$(0.21)
Net asset value, end of period (x)	$13.00
Total return (%) (r)(s)(x)	(1.59	)(n)
Expenses before expense reductions (f)(h)	0.26	(a)
Expenses after expense reductions (f)(h)	(0.14	)(a)
Net investment income (l)	0.39	(a)
Portfolio turnover	44	(n)
Net assets at end of period (000 omitted)	$49
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class A
Net asset value, beginning of period	$15.14		$15.88	$15.17	$13.45	$11.79	$12.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.13	$0.15	$0.14	$0.13	$0.07
Net realized and unrealized gain (loss) on investments	0.53		(0.43)	0.89	1.76	1.66	(0.22)
Total from investment operations	$0.53		$(0.30)	$1.04	$1.90	$1.79	$(0.15)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.22)	$(0.18)	$(0.13)	$(0.12)
From net realized gain on investments	—		(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$—		$(0.44)	$(0.33)	$(0.18)	$(0.13)	$(0.14)
Net asset value, end of period (x)	$15.67		$15.14	$15.88	$15.17	$13.45	$11.79
Total return (%) (r)(s)(t)(x)	3.50	(n)	(1.89)	6.92	14.14	15.26	(1.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.60	0.69	0.76	1.92	4.95
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	0.06	(a)	0.88	0.99	1.00	1.05	0.66
Portfolio turnover	44	(n)	7	9	9	14	69
Net assets at end of period (000 omitted)	$9,236		$7,624	$5,730	$4,726	$1,916	$655

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class B
Net asset value, beginning of period	$14.98		$15.72	$15.01	$13.32	$11.69	$12.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.00 (w)	$0.04	$0.02	$0.03	$0.02
Net realized and unrealized gain (loss) on investments	0.51		(0.42)	0.89	1.74	1.65	(0.26)
Total from investment operations	$0.46		$(0.42)	$0.93	$1.76	$1.68	$(0.24)

Less distributions declared to shareholders
From net investment income	$—		$(0.06)	$(0.11)	$(0.07)	$(0.05)	$(0.11)
From net realized gain on investments	—		(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$—		$(0.32)	$(0.22)	$(0.07)	$(0.05)	$(0.13)
Net asset value, end of period (x)	$15.44		$14.98	$15.72	$15.01	$13.32	$11.69
Total return (%) (r)(s)(t)(x)	3.07	(n)	(2.66)	6.21	13.24	14.41	(1.84)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.35	1.44	1.51	2.87	6.38
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.69	)(a)	0.02	0.23	0.13	0.29	0.16
Portfolio turnover	44	(n)	7	9	9	14	69
Net assets at end of period (000 omitted)	$869		$853	$828	$671	$446	$329

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class C
Net asset value, beginning of period	$14.91		$15.63	$14.96	$13.30	$11.68	$12.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$0.00 (w)	$0.04	$0.03	$0.04	$0.03
Net realized and unrealized gain (loss) on investments	0.51		(0.41)	0.87	1.73	1.63	(0.27)
Total from investment operations	$0.46		$(0.41)	$0.91	$1.76	$1.67	$(0.24)

Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.13)	$(0.10)	$(0.05)	$(0.12)
From net realized gain on investments	—		(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$—		$(0.31)	$(0.24)	$(0.10)	$(0.05)	$(0.14)
Net asset value, end of period (x)	$15.37		$14.91	$15.63	$14.96	$13.30	$11.68
Total return (%) (r)(s)(t)(x)	3.09	(n)	(2.59)	6.13	13.25	14.36	(1.79)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.35	1.44	1.51	2.83	6.49
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.69	)(a)	0.00 (w)	0.28	0.18	0.30	0.24
Portfolio turnover	44	(n)	7	9	9	14	69
Net assets at end of period (000 omitted)	$2,014		$1,775	$1,835	$1,195	$468	$267

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class I
Net asset value, beginning of period	$15.12		$15.85	$15.14	$13.41	$11.75	$12.10

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.15	$0.20	$0.17	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	0.53		(0.41)	0.87	1.76	1.66	(0.27)
Total from investment operations	$0.55		$(0.26)	$1.07	$1.93	$1.81	$(0.12)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.25)	$(0.20)	$(0.15)	$(0.21)
From net realized gain on investments	—		(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$—		$(0.47)	$(0.36)	$(0.20)	$(0.15)	$(0.23)
Net asset value, end of period (x)	$15.67		$15.12	$15.85	$15.14	$13.41	$11.75
Total return (%) (r)(s)(x)	3.64	(n)	(1.61)	7.16	14.43	15.50	(0.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.35	0.44	0.51	1.85	5.44
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	0.30	(a)	0.97	1.31	1.20	1.21	1.33
Portfolio turnover	44	(n)	7	9	9	14	69
Net assets at end of period (000 omitted)	$2,154		$1,560	$1,132	$840	$542	$368

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R1
Net asset value, beginning of period	$14.94		$15.64	$14.98	$13.31	$11.69	$12.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$(0.01)	$0.12	$0.02	$0.05	$0.02
Net realized and unrealized gain (loss) on investments	0.52		(0.40)	0.79	1.74	1.62	(0.26)
Total from investment operations	$0.47		$(0.41)	$0.91	$1.76	$1.67	$(0.24)

Less distributions declared to shareholders
From net investment income	$—		$(0.03)	$(0.14)	$(0.09)	$(0.05)	$(0.11)
From net realized gain on investments	—		(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$—		$(0.29)	$(0.25)	$(0.09)	$(0.05)	$(0.13)
Net asset value, end of period (x)	$15.41		$14.94	$15.64	$14.98	$13.31	$11.69
Total return (%) (r)(s)(x)	3.15	(n)	(2.64)	6.14	13.24	14.38	(1.81)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.37	(a)	1.34	1.42	1.51	2.87	6.47
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.69	)(a)	(0.05)	0.77	0.16	0.38	0.21
Portfolio turnover	44	(n)	7	9	9	14	69
Net assets at end of period (000 omitted)	$371		$316	$377	$567	$250	$182

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R2
Net asset value, beginning of period	$14.98		$15.73	$15.04	$13.34	$11.71	$12.08

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.09	$0.12	$0.10	$0.10	$0.07
Net realized and unrealized gain (loss) on investments	0.53		(0.43)	0.87	1.75	1.63	(0.25)
Total from investment operations	$0.51		$(0.34)	$0.99	$1.85	$1.73	$(0.18)

Less distributions declared to shareholders
From net investment income	$—		$(0.15)	$(0.19)	$(0.15)	$(0.10)	$(0.17)
From net realized gain on investments	—		(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$—		$(0.41)	$(0.30)	$(0.15)	$(0.10)	$(0.19)
Net asset value, end of period (x)	$15.49		$14.98	$15.73	$15.04	$13.34	$11.71
Total return (%) (r)(s)(x)	3.40	(n)	(2.16)	6.67	13.87	14.88	(1.28)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	(a)	0.85	0.94	1.01	2.27	5.96
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.19	)(a)	0.60	0.81	0.67	0.81	0.66
Portfolio turnover	44	(n)	7	9	9	14	69
Net assets at end of period (000 omitted)	$24,698		$19,041	$13,030	$6,975	$3,282	$1,627

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R3
Net asset value, beginning of period	$15.05		$15.80	$15.09	$13.37	$11.73	$12.09

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.11	$0.14	$0.13	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	0.53		(0.42)	0.90	1.77	1.65	(0.24)
Total from investment operations	$0.53		$(0.31)	$1.04	$1.90	$1.77	$(0.15)

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.22)	$(0.18)	$(0.13)	$(0.19)
From net realized gain on investments	—		(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$—		$(0.44)	$(0.33)	$(0.18)	$(0.13)	$(0.21)
Net asset value, end of period (x)	$15.58		$15.05	$15.80	$15.09	$13.37	$11.73
Total return (%) (r)(s)(x)	3.52	(n)	(1.96)	6.95	14.19	15.17	(1.04)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.62	(a)	0.60	0.69	0.76	1.82	5.30
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (l)	0.06	(a)	0.76	0.90	0.90	0.95	0.79
Portfolio turnover	44	(n)	7	9	9	14	69
Net assets at end of period (000 omitted)	$20,537		$15,980	$9,089	$4,941	$2,694	$585

	Six months ended 10/31/16 (unaudited)		Years ended 4/30
			2016	2015	2014	2013	2012
Class R4
Net asset value, beginning of period	$15.11		$15.85	$15.13	$13.40	$11.75	$12.10

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.16	$0.20	$0.18	$0.19	$0.13
Net realized and unrealized gain (loss) on investments	0.53		(0.43)	0.88	1.75	1.61	(0.25)
Total from investment operations	$0.55		$(0.27)	$1.08	$1.93	$1.80	$(0.12)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.25)	$(0.20)	$(0.15)	$(0.21)
From net realized gain on investments	—		(0.26)	(0.11)	—	—	(0.02)
Total distributions declared to shareholders	$—		$(0.47)	$(0.36)	$(0.20)	$(0.15)	$(0.23)
Net asset value, end of period (x)	$15.66		$15.11	$15.85	$15.13	$13.40	$11.75
Total return (%) (r)(s)(x)	3.64	(n)	(1.68)	7.23	14.44	15.41	(0.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.37	(a)	0.35	0.44	0.51	0.93	5.50
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (l)	0.31	(a)	1.06	1.28	1.22	1.51	1.19
Portfolio turnover	44	(n)	7	9	9	14	69
Net assets at end of period (000 omitted)	$76,139		$66,990	$58,759	$38,224	$19,646	$138

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Period ended 10/31/16 (i) (unaudited)

Class R6
Net asset value, beginning of period	$15.91

Income (loss) from investment operations
Net investment income (d)(l)	$0.01
Net realized and unrealized gain (loss) on investments	(0.26	)(g)
Total from investment operations	$(0.25)
Net asset value, end of period (x)	$15.66
Total return (%) (r)(s)(x)	(1.57	)(n)
Expenses before expense reductions (f)(h)	0.24	(a)
Expenses after expense reductions (f)(h)	(0.14	)(a)
Net investment income (l)	0.38	(a)
Portfolio turnover	44	(n)
Net assets at end of period (000 omitted)	$49
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class A
Net asset value, beginning of period	$12.61		$13.16	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.13	$0.14	$0.12	$0.09
Net realized and unrealized gain (loss) on investments	0.44		(0.38)	0.72	1.45	1.14
Total from investment operations	$0.44		$(0.25)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.18)	$(0.13)	$(0.11)
From net realized gain on investments	—		(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.24)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$13.05		$12.61	$13.16	$12.54	$11.12
Total return (%) (r)(s)(t)(x)	3.49	(n)	(1.81)	6.90	14.17	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	(a)	1.73	2.84	7.18	12.11	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.06	(a)	1.00	1.10	0.97	1.74	(a)
Portfolio turnover	47	(n)	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$2,574		$2,014	$1,036	$428	$143

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class B
Net asset value, beginning of period	$12.58		$13.12	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$(0.01)	$0.03	$0.01	$0.06
Net realized and unrealized gain (loss) on investments	0.44		(0.33)	0.73	1.46	1.13
Total from investment operations	$0.39		$(0.34)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.04)	$(0.09)	$(0.03)	$(0.10)
From net realized gain on investments	—		(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.15)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$12.97		$12.58	$13.12	$12.51	$11.09
Total return (%) (r)(s)(t)(x)	3.10	(n)	(2.58)	6.13	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.09	(a)	2.50	3.67	8.83	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss)(l)	(0.69	)(a)	(0.06)	0.26	0.11	1.10	(a)
Portfolio turnover	47	(n)	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$313		$270	$244	$148	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30				Period ended 4/30/13 (c)
			2016		2015	2014
Class C
Net asset value, beginning of period	$12.49		$13.04		$12.45	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$(0.00	)(w)	$0.05	$0.06	$0.05
Net realized and unrealized gain (loss) on investments	0.43		(0.34)		0.71	1.41	1.14
Total from investment operations	$0.39		$(0.34)		$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$(0.05)		$(0.11)	$(0.09)	$(0.10)
From net realized gain on investments	—		(0.16)		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.21)		$(0.17)	$(0.11)	$(0.10)
Net asset value, end of period (x)	$12.88		$12.49		$13.04	$12.45	$11.09
Total return (%) (r)(s)(t)(x)	3.12	(n)	(2.59)		6.17	13.32	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.09	(a)	2.50		3.61	7.52	13.05	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00		1.00	1.00	1.00	(a)
Net investment income (loss)(l)	(0.69	)(a)	(0.00)		0.37	0.46	1.03	(a)
Portfolio turnover	47	(n)	14		18	20	3	(n)
Net assets at end of period (000 omitted)	$1,201		$1,100		$1,031	$494	$129

	Six months ended 10/31/16 (unaudited)		Years ended 4/30				Period ended 4/30/13 (c)
			2016		2015	2014
Class I
Net asset value, beginning of period	$12.65		$13.20		$12.57	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.12		$0.12	$0.14	$0.11
Net realized and unrealized gain (loss) on investments	0.44		(0.34)		0.77	1.47	1.13
Total from investment operations	$0.46		$(0.22)		$0.89	$1.61	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.17)		$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	—		(0.16)		(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)		$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$13.11		$12.65		$13.20	$12.57	$11.13
Total return (%) (r)(s)(x)	3.64	(n)	(1.61)		7.14	14.50	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.50		2.80	6.45	12.29	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00		0.00	0.00	0.00	(a)
Net investment income (l)	0.30	(a)	0.94		0.95	1.13	2.10	(a)
Portfolio turnover	47	(n)	14		18	20	3	(n)
Net assets at end of period (000 omitted)	$917		$608		$391	$477	$113

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R1
Net asset value, beginning of period	$12.63		$13.14	$12.51	$11.09	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)		$(0.04)	$0.03	$0.02	$0.06
Net realized and unrealized gain (loss) on investments	0.45		(0.31)	0.73	1.45	1.13
Total from investment operations	$0.40		$(0.35)	$0.76	$1.47	$1.19

Less distributions declared to shareholders
From net investment income	$—		$—	$(0.07)	$(0.03)	$(0.10)
From net realized gain on investments	—		(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.16)	$(0.13)	$(0.05)	$(0.10)
Net asset value, end of period (x)	$13.03		$12.63	$13.14	$12.51	$11.09
Total return (%) (r)(s)(x)	3.17	(n)	(2.62)	6.14	13.34	11.96	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.09	(a)	2.53	3.71	8.98	13.29	(a)
Expenses after expense reductions (f)(h)	1.00	(a)	1.00	1.00	1.00	1.00	(a)
Net investment income (loss) (l)	(0.69	)(a)	(0.31)	0.21	0.15	1.10	(a)
Portfolio turnover	47	(n)	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$103		$62	$141	$127	$112

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R2
Net asset value, beginning of period	$12.57		$13.14	$12.53	$11.11	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.09	$0.07	$0.08
Net realized and unrealized gain (loss) on investments	0.44		(0.36)	0.73	1.47	1.13
Total from investment operations	$0.43		$(0.29)	$0.82	$1.54	$1.21

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.15)	$(0.10)	$(0.10)
From net realized gain on investments	—		(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.21)	$(0.12)	$(0.10)
Net asset value, end of period (x)	$13.00		$12.57	$13.14	$12.53	$11.11
Total return (%) (r)(s)(x)	3.42	(n)	(2.12)	6.63	13.88	12.25	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.60	(a)	1.98	3.11	7.83	12.78	(a)
Expenses after expense reductions (f)(h)	0.50	(a)	0.50	0.50	0.50	0.50	(a)
Net investment income (loss) (l)	(0.20	)(a)	0.57	0.73	0.60	1.60	(a)
Portfolio turnover	47	(n)	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$3,578		$1,855	$773	$260	$112

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R3
Net asset value, beginning of period	$12.61		$13.17	$12.54	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.00	(w)	$0.10	$0.11	$0.12	$0.07
Net realized and unrealized gain (loss) on investments	0.45		(0.36)	0.75	1.45	1.16
Total from investment operations	$0.45		$(0.26)	$0.86	$1.57	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.17)	$(0.13)	$(0.11)
From net realized gain on investments	—		(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.30)	$(0.23)	$(0.15)	$(0.11)
Net asset value, end of period (x)	$13.06		$12.61	$13.17	$12.54	$11.12
Total return (%) (r)(s)(x)	3.57	(n)	(1.89)	6.95	14.18	12.40	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.34	(a)	1.74	2.81	7.04	11.17	(a)
Expenses after expense reductions (f)(h)	0.25	(a)	0.25	0.25	0.25	0.25	(a)
Net investment income (l)	0.05	(a)	0.76	0.84	0.97	1.42	(a)
Portfolio turnover	47	(n)	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$6,656		$3,915	$2,353	$894	$239

	Six months ended 10/31/16 (unaudited)		Years ended 4/30			Period ended 4/30/13 (c)
			2016	2015	2014
Class R4
Net asset value, beginning of period	$12.65		$13.20	$12.56	$11.13	$10.00

Income (loss) from investment operations
Net investment income (d)(l)	$0.02		$0.13	$0.18	$0.15	$0.10
Net realized and unrealized gain (loss) on investments	0.44		(0.35)	0.72	1.45	1.14
Total from investment operations	$0.46		$(0.22)	$0.90	$1.60	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.20)	$(0.15)	$(0.11)
From net realized gain on investments	—		(0.16)	(0.06)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.26)	$(0.17)	$(0.11)
Net asset value, end of period (x)	$13.11		$12.65	$13.20	$12.56	$11.13
Total return (%) (r)(s)(x)	3.64	(n)	(1.61)	7.23	14.41	12.55	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.48	2.51	5.94	11.79	(a)
Expenses after expense reductions (f)(h)	0.00	(a)	0.00	0.00	0.00	0.00	(a)
Net investment income (l)	0.31	(a)	1.07	1.42	1.24	1.98	(a)
Portfolio turnover	47	(n)	14	18	20	3	(n)
Net assets at end of period (000 omitted)	$14,798		$10,776	$5,056	$1,560	$147

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2055 FUND – continued

	Period ended 10/31/16 (i) (unaudited)
Class R6
Net asset value, beginning of period	$13.32

Income (loss) from investment operations
Net investment income (d)(l)	$0.01
Net realized and unrealized gain (loss) on investments	(0.22	)(g)
Total from investment operations	$(0.21)
Net asset value, end of period (x)	$13.11
Total return (%) (r)(s)(x)	(1.58	)(n)
Expenses before expense reductions (f)(h)	0.90	(a)
Expenses after expense reductions (f)(h)	(0.14	)(a)
Net investment income (l)	0.39	(a)
Portfolio turnover	47	(n)
Net assets at end of period (000 omitted)	$49
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, November 2, 2012, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, August 29, 2016, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund-of-funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the funds’ current financial statement presentation and expects that each fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary

Notes to Financial Statements (unaudited) – continued

exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2016 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Investments at Value
Mutual Funds	$633,753,291	$—	$—	$633,753,291

MFS Lifetime 2020 Fund
Investments at Value
Mutual Funds	$405,616,783	$—	$—	$405,616,783

MFS Lifetime 2025 Fund
Investments at Value
Mutual Funds	$182,168,788	$—	$—	$182,168,788

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total
MFS Lifetime 2030 Fund
Investments at Value
Mutual Funds	$488,010,107	$—	$—	$488,010,107

MFS Lifetime 2035 Fund
Investments at Value
Mutual Funds	$153,325,712	$—	$—	$153,325,712

MFS Lifetime 2040 Fund
Investments at Value
Mutual Funds	$373,558,904	$—	$—	$373,558,904

MFS Lifetime 2045 Fund
Investments at Value
Mutual Funds	$102,133,217	$—	$—	$102,133,217

MFS Lifetime 2050 Fund
Investments at Value
Mutual Funds	$136,535,070	$—	$—	$136,535,070

MFS Lifetime 2055 Fund
Investments at Value
Mutual Funds	$30,160,328	$—	$—	$30,160,328

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain

Notes to Financial Statements (unaudited) – continued

items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/16	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Ordinary income (including any short-term capital gains)	$7,267,245	$5,979,534	$2,294,071	$5,700,117	$1,595,125
Long-term capital gains	3,568,308	6,060,596	1,916,003	6,294,068	1,991,317
Total distributions	$10,835,553	$12,040,130	$4,210,074	$11,994,185	$3,586,442

Year ended 4/30/16	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Ordinary income (including any short-term capital gains)	$4,074,237	$904,219	$1,301,027	$169,062
Long-term capital gains	6,350,002	1,148,054	1,665,016	177,009
Total distributions	$10,424,239	$2,052,273	$2,966,043	$346,071

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/16	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Cost of investments	$606,156,631	$382,250,169	$177,041,506	$441,537,215	$146,957,985
Gross appreciation	31,188,341	26,525,739	6,568,716	53,286,446	7,920,794
Gross depreciation	(3,591,681)	(3,159,125)	(1,441,434)	(6,813,554)	(1,553,067)
Net unrealized appreciation (depreciation)	$27,596,660	$23,366,614	$5,127,282	$46,472,892	$6,367,727

As of 4/30/16
Undistributed ordinary income	1,480,640	1,925,022	601,763	1,040,465	202,938
Undistributed long-term capital gain	2,440,643	3,475,080	1,829,090	6,803,609	2,075,036
Other temporary differences	(392,004)	—	—	—	—
Net unrealized appreciation (depreciation)	29,441,680	36,430,642	3,843,835	51,620,356	2,812,803

As of 10/31/16	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Cost of investments	$332,499,323	$98,542,620	$129,387,304	$29,514,800
Gross appreciation	46,104,261	4,553,815	8,570,716	791,033
Gross depreciation	(5,044,680)	(963,218)	(1,422,950)	(145,505)
Net unrealized appreciation (depreciation)	$41,059,581	$3,590,597	$7,147,766	$645,528

As of 4/30/16
Undistributed ordinary income	115,782	47,721	43,758	8,731
Undistributed long-term capital gain	5,936,684	1,322,128	1,885,958	267,478
Net unrealized appreciation (depreciation)	43,603,976	1,674,474	4,976,876	192,245

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss) and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class

Notes to Financial Statements (unaudited) – continued

expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

From net investment income

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Six months ended 10/31/16 (i)	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16
Class A	$790,131	$1,884,542	$—	$768,795	$—	$158,380
Class B	47,558	150,161	—	61,765	—	7,902
Class C	416,001	1,241,348	—	159,276	—	21,202
Class I	207,806	401,052	—	84,778	—	72,147
Class R1	14,155	43,724	—	46,361	—	271
Class R2	140,551	341,864	—	924,406	—	67,011
Class R3	252,593	385,000	—	839,817	—	237,081
Class R4	801,120	1,468,542	—	3,094,336	—	1,647,009
Class R6	145	—	—	—	—	—
Class 529A	383,361	710,993	—	—	—	—
Class 529B	10,455	23,811	—	—	—	—
Class 529C	68,449	186,030	—	—	—	—
Total	$3,132,325	$6,837,067	$—	$5,979,534	$—	$2,211,003

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16
Class A	$—	$618,728	$—	$83,678	$—	$324,920
Class B	—	55,856	—	6,900	—	17,910
Class C	—	106,184	—	12,533	—	36,945
Class I	—	184,007	—	51,806	—	133,093
Class R1	—	30,474	—	25	—	17,593
Class R2	—	898,765	—	43,609	—	580,241
Class R3	—	980,809	—	186,319	—	451,555
Class R4	—	2,825,294	—	1,186,699	—	2,177,816
Total	$—	$5,700,117	$—	$1,571,569	$—	$3,740,073

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16
Class A	$—	$43,402	$—	$83,132	$—	$16,794
Class B	—	1,961	—	3,223	—	599
Class C	—	4,374	—	5,849	—	3,535
Class I	—	19,272	—	15,620	—	5,402
Class R1	—	286	—	498	—	—
Class R2	—	25,138	—	162,334	—	11,908
Class R3	—	108,056	—	127,449	—	32,642
Class R4	—	681,525	—	850,909	—	92,122
Total	$—	$884,014	$—	$1,249,014	$—	$163,002

Notes to Financial Statements (unaudited) – continued

From net realized gain on investments

	MFS Lifetime Income Fund		MFS Lifetime 2020 Fund		MFS Lifetime 2025 Fund
	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16
Class A	$—	$893,629	$—	$781,352	$—	$154,651
Class B	—	136,180	—	112,166	—	15,841
Class C	—	1,133,841	—	299,754	—	37,763
Class I	—	165,993	—	74,937	—	62,164
Class R1	—	40,014	—	95,975	—	1,405
Class R2	—	190,066	—	1,110,256	—	76,438
Class R3	—	167,839	—	851,004	—	231,697
Class R4	—	604,084	—	2,735,152	—	1,419,112
Class 529A	—	419,109	—	—	—	—
Class 529B	—	27,610	—	—	—	—
Class 529C	—	220,121	—	—	—	—
Total	$—	$3,998,486	$—	$6,060,596	$—	$1,999,071

	MFS Lifetime 2030 Fund		MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund
	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16
Class A	$—	$683,663	$—	$119,118	$—	$596,991
Class B	—	130,799	—	20,276	—	93,325
Class C	—	244,770	—	38,234	—	222,841
Class I	—	173,130	—	62,530	—	201,477
Class R1	—	100,759	—	1,832	—	108,554
Class R2	—	1,215,940	—	76,231	—	1,337,467
Class R3	—	1,086,728	—	264,311	—	826,712
Class R4	—	2,658,279	—	1,432,341	—	3,296,799
Total	$—	$6,294,068	$—	$2,014,873	$—	$6,684,166

	MFS Lifetime 2045 Fund		MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund
	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16	Six months ended 10/31/16	Year ended 4/30/16
Class A	$—	$63,154	$—	$122,985	$—	$19,101
Class B	—	7,763	—	13,853	—	2,740
Class C	—	15,894	—	28,541	—	12,783
Class I	—	24,095	—	19,354	—	5,233
Class R1	—	2,528	—	4,974	—	732
Class R2	—	43,639	—	286,044	—	15,734
Class R3	—	159,071	—	186,975	—	37,497
Class R4	—	852,115	—	1,054,303	—	89,249
Total	$—	$1,168,259	$—	$1,717,029	$—	$183,069

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). Effective August 29, 2016, for Class R6 shares, the investment adviser has agreed to further reduce “Other Expenses” to (0.10)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. This written agreement will continue until modified by the funds’ Board of Trustees, but such agreement will

Notes to Financial Statements (unaudited) – continued

continue at least until August 31, 2017. For the six months ended October 31, 2016, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
$504,779	$367,742	$224,670	$455,189	$215,927

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$419,386	$188,891	$234,605	$138,284

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2016, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Lifetime Income Fund	$43,230	$8,305
MFS Lifetime 2020 Fund	7,360	—
MFS Lifetime 2025 Fund	6,023	—
MFS Lifetime 2030 Fund	7,957	—
MFS Lifetime 2035 Fund	6,428	—
MFS Lifetime 2040 Fund	9,844	—
MFS Lifetime 2045 Fund	4,193	—
MFS Lifetime 2050 Fund	4,933	—
MFS Lifetime 2055 Fund	3,480	—

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$155,563
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	60,359
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.23%	15,616
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	59,841
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	10,422
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	37,907
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	6,491
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	10,723
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	2,933

	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$89,851
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	31,581
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	6,316
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	43,024
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	6,387
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	23,535
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	3,286
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	4,357
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,490

Notes to Financial Statements (unaudited) – continued

	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$785,991
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	88,011
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	15,247
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	78,793
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	10,339
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	51,580
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	6,614
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	9,594
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	5,818

	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$26,820
MFS Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	22,288
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	580
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	28,668
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	848
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	26,596
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	861
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	1,645
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	396

	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$68,678
MFS Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	170,864
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	25,512
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	227,010
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	18,776
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	172,409
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	10,884
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	55,228
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	6,456

	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$49,691
MFS Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	86,505
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	31,106
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	116,721
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	28,925
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	67,625
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	18,751
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	23,232
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	6,400

	Class 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.24%	$78,445

	Class 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$21,690

Notes to Financial Statements (unaudited) – continued

	Class 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$142,276

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Total Distribution and Service Fees	$1,419,005	$459,608	$94,377	$554,057	$75,697

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Total Distribution and Service Fees	$379,652	$46,887	$104,779	$23,493

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2016, these rebates amounted to the following, and are included in the reduction of total expenses in the Statements of Operations:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$1,045	$428	$1,013	$1,114	$189
Class B	1	133	—	6	—
Class C	52	—	—	51	—
Class R1	21	—	—	—	—
Class 529A	1,929	—	—	—	—
Class 529B	102	—	—	—	—
Class 529C	532	—	—	—	—

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$610	$103	$66	$—
Class B	11	—	—	—
Class C	2	—	—	—

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2016, were as follows:

CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Class A	$918	$675	$—	$1,410	$104
Class B	13,118	3,990	1,327	6,559	1,088
Class C	21,198	1,099	278	452	100
Class 529B	891	—	—	—	—
Class 529C	178	—	—	—	—

CDSC Imposed	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Class A	$107	$51	$32	$46
Class B	3,245	309	2,186	—
Class C	882	74	179	72

The MFS Lifetime Income Fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The MFS Lifetime Income Fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on August 31, 2017, unless MFD elects to extend the waiver. For the six months ended October 31, 2016, this waiver amounted to $23,887 and is included in the reduction of total expenses in the Statements of Operations. The program manager fee incurred for the six months ended October 31, 2016 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share

Notes to Financial Statements (unaudited) – continued

class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2016, were as follows:

	Fee	Waiver
Class 529A	$31,378	$15,689
Class 529B	2,169	1,084
Class 529C	14,228	7,114
Total Program Manager Fees and Waivers	$47,775	$23,887

Shareholder Servicing Agent – Effective August 29, 2016, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the period from August 29, 2016 through October 31, 2016, each fund paid the following fee which is included in “Shareholder servicing costs” in the Statements of Operations. Each fee equates to the following annual percentage of each fund’s average daily net assets:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Fee	$25,675	$4,243	$1,749	$5,760	$1,700	$5,312	$1,581	$2,400	$1,825
Rate	0.0086%	0.0022%	0.0020%	0.0024%	0.0024%	0.0029%	0.0033%	0.0038%	0.0144%

Effective August 29, 2016, MFSC also receives payment from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the period from August 29, 2016 through October 31, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following and are included in “Shareholder servicing costs” in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$156,009	$119,016	$52,756	$140,190	$45,482	$112,453	$33,181	$47,575	$15,612

Prior to August 29, 2016, under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund paid a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. Effective August 29, 2016, the funds were removed from the Special Servicing Agreement. For the period from May 1, 2016 through August 28, 2016, each fund’s costs related to the Special Servicing Agreement are included in “Shareholder servicing costs” in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2016 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
0.0029%	0.0045%	0.0103%	0.0037%	0.0124%

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
0.0049%	0.0186%	0.0138%	0.0697%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – These funds and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole

Notes to Financial Statements (unaudited) – continued

member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended October 31, 2016, the fee paid by each fund under this agreement amounted to the following and are included in “Miscellaneous” expense in the Statements of Operations:

MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
$584	$373	$160	$452	$132

MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
$344	$87	$118	$22

MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On August 29, 2016, MFS purchased the following fund shares as an initial investment in the class:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	R6	4,054	$50,000
MFS Lifetime 2020 Fund	R6	3,676	50,000
MFS Lifetime 2025 Fund	R6	4,065	50,000
MFS Lifetime 2030 Fund	R6	3,408	50,000
MFS Lifetime 2035 Fund	R6	3,835	50,000
MFS Lifetime 2040 Fund	R6	3,353	50,000
MFS Lifetime 2045 Fund	R6	3,786	50,000
MFS Lifetime 2050 Fund	R6	3,143	50,000
MFS Lifetime 2055 Fund	R6	3,754	50,000

On June 29, 2016, MFS redeemed the following fund shares:

Fund	Class	Shares	Amount
MFS Lifetime Income Fund	B	4,253	$52,138
MFS Lifetime 2025 Fund	B	4,391	51,636
MFS Lifetime 2035 Fund	B	4,182	51,476
MFS Lifetime 2045 Fund	C	4,130	51,466
MFS Lifetime 2055 Fund	A	4,088	51,752
MFS Lifetime 2055 Fund	C	4,105	51,439
MFS Lifetime 2055 Fund	R2	4,091	51,669

At October 31, 2016, MFS held approximately 51% of the outstanding shares of Class R1 of the MFS Lifetime 2055 Fund. In addition, MFS held 100% of the outstanding shares of Class R6 of the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund.

(4)	Portfolio Securities

For the six months ended October 31, 2016, purchases and sales of shares of underlying funds aggregated to the following:

	MFS Lifetime Income Fund	MFS Lifetime 2020 Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund
Purchases	$167,453,941	$105,549,433	$73,222,146	$209,818,766	$79,905,868
Sales	$107,539,679	$81,942,188	$52,677,153	$185,372,861	$58,934,995

	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund
Purchases	$184,567,933	$57,166,316	$73,760,281	$20,583,118
Sales	$164,546,493	$41,513,344	$56,072,790	$11,790,291

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Lifetime Income Fund				MFS Lifetime 2020 Fund
	Six months ended 10/31/16 (i)		Year ended 4/30/16		Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	867,376	$10,618,643	1,969,248	$23,567,240	369,914	$4,959,487	683,946	$8,925,118
Class B	24,061	294,362	98,751	1,183,227	11,445	150,754	76,364	987,717
Class C	1,490,724	18,269,210	3,363,197	40,252,790	97,162	1,270,010	239,911	3,044,729
Class I	679,434	8,338,615	938,583	11,204,131	155,936	2,112,491	154,814	2,040,980
Class R1	76,325	933,516	63,179	761,170	51,157	670,251	65,352	852,466
Class R2	543,550	6,658,560	619,018	7,413,647	1,084,285	14,384,843	1,493,713	19,365,561
Class R3	837,601	10,328,914	1,169,176	13,888,493	1,154,429	15,495,935	1,925,919	24,751,823
Class R4	3,980,910	49,041,199	1,639,836	19,824,417	1,573,544	21,096,065	2,203,132	29,066,614
Class R6	4,042	50,000	—	—	3,676	50,000	—	—
Class 529A	5,435,475	55,385,365	3,324,632	32,812,485	—	—	—	—
Class 529B	436,328	4,445,841	261,543	2,582,926	—	—	—	—
Class 529C	2,430,585	24,761,282	1,710,455	16,933,354	—	—	—	—
	16,806,411	$189,125,507	15,157,618	$170,423,880	4,501,548	$60,189,836	6,843,151	$89,035,008

Shares issued in connection with acquisition of MFS Lifetime 2015 Fund
Class A	169,509	$2,095,136
Class B	18,134	224,131
Class C	69,161	854,836
Class I	25,631	316,800
Class R1	7,046	87,153
Class R2	214,145	2,646,828
Class R3	484,707	5,990,976
Class R4	197,395	2,439,814
Class R6	—	—
Class 529A	—	—
Class 529B	—	—
Class 529C	—	—
	1,185,728	$14,655,674

Shares issued to shareholders in reinvestment of distributions
Class A	62,950	$773,558	226,126	$2,687,775	—	$—	114,616	$1,459,068
Class B	3,773	46,359	23,464	277,966	—	—	13,348	168,983
Class C	32,855	403,625	194,341	2,301,138	—	—	28,827	360,920
Class I	10,458	128,573	29,560	351,802	—	—	3,195	40,901
Class R1	1,148	14,126	7,051	83,589	—	—	11,225	142,336
Class R2	10,664	131,088	42,560	505,741	—	—	149,985	1,898,808
Class R3	20,528	252,406	46,480	552,653	—	—	132,717	1,690,821
Class R4	65,123	801,098	174,192	2,072,513	—	—	456,142	5,829,488
Class R6	12	145	—	—	—	—	—	—
Class 529A	36,165	367,416	114,314	1,122,736	—	—	—	—
Class 529B	985	10,006	5,234	51,224	—	—	—	—
Class 529C	6,406	65,048	41,383	404,902	—	—	—	—
	251,067	$2,993,448	904,705	$10,412,039	—	$—	910,055	$11,591,325

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime Income Fund – continued				MFS Lifetime 2020 Fund – continued
	Six months ended 10/31/16 (i)		Year ended 4/30/16		Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,119,830)	$(13,757,566)	(2,461,919)	$(29,460,797)	(259,038)	$(3,459,244)	(660,455)	$(8,640,570)
Class B	(137,597)	(1,685,272)	(310,357)	(3,717,975)	(55,541)	(733,886)	(90,918)	(1,173,598)
Class C	(1,734,994)	(21,281,675)	(4,101,833)	(49,082,068)	(110,440)	(1,447,629)	(318,241)	(4,057,162)
Class I	(500,878)	(6,126,016)	(1,217,491)	(14,842,709)	(102,161)	(1,384,945)	(356,256)	(4,807,327)
Class R1	(143,208)	(1,759,712)	(84,895)	(1,013,098)	(133,119)	(1,762,799)	(181,555)	(2,343,448)
Class R2	(425,363)	(5,208,214)	(943,947)	(11,281,152)	(642,683)	(8,544,494)	(1,869,798)	(24,232,834)
Class R3	(249,538)	(3,071,608)	(509,486)	(6,136,490)	(412,633)	(5,507,012)	(975,143)	(12,825,278)
Class R4	(940,003)	(11,516,178)	(1,028,709)	(12,307,832)	(976,789)	(13,132,438)	(1,825,193)	(24,005,120)
Class 529A	(3,868,782)	(39,413,825)	(2,903,911)	(28,729,699)	—	—	—	—
Class 529B	(288,434)	(2,935,716)	(257,529)	(2,553,610)	—	—	—	—
Class 529C	(2,041,110)	(20,794,239)	(1,500,397)	(14,830,080)	—	—	—	—
	(11,449,737)	$(127,550,021)	(15,320,474)	$(173,955,510)	(2,692,404)	$(35,972,447)	(6,277,559)	$(82,085,337)

Net change
Class A	(19,995)	$(270,229)	(266,545)	$(3,205,782)	110,876	$1,500,243	138,107	$1,743,616
Class B	(91,629)	(1,120,420)	(188,142)	(2,256,782)	(44,096)	(583,132)	(1,206)	(16,898)
Class C	(142,254)	(1,754,004)	(544,295)	(6,528,140)	(13,278)	(177,619)	(49,503)	(651,513)
Class I	214,645	2,657,972	(249,348)	(3,286,776)	53,775	727,546	(198,247)	(2,725,446)
Class R1	(58,689)	(724,917)	(14,665)	(168,339)	(81,962)	(1,092,548)	(104,978)	(1,348,646)
Class R2	342,996	4,228,262	(282,369)	(3,361,764)	441,602	5,840,349	(226,100)	(2,968,465)
Class R3	1,093,298	13,500,688	706,170	8,304,656	741,796	9,988,923	1,083,493	13,617,366
Class R4	3,303,425	40,765,933	785,319	9,589,098	596,755	7,963,627	834,081	10,890,982
Class R6	4,054	50,145	—	—	3,676	50,000	—	—
Class 529A	1,602,858	16,338,956	535,035	5,205,522	—	—	—	—
Class 529B	148,879	1,520,131	9,248	80,540	—	—	—	—
Class 529C	395,881	4,032,091	251,441	2,508,176	—	—	—	—
	6,793,469	$79,224,608	741,849	$6,880,409	1,809,144	$24,217,389	1,475,647	$18,540,996

	MFS Lifetime 2025 Fund				MFS Lifetime 2030 Fund
	Six months ended 10/31/16 (i)		Year ended 4/30/16		Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	134,316	$1,619,239	464,807	$5,413,849	290,702	$4,188,776	689,198	$9,555,121
Class B	26,042	314,321	31,439	363,359	29,533	416,240	118,075	1,604,364
Class C	32,895	390,393	122,322	1,421,627	86,301	1,208,093	272,390	3,716,907
Class I	68,405	814,478	277,552	3,292,189	123,559	1,747,152	143,383	2,000,493
Class R1	8,002	97,656	1,348	16,408	36,517	517,854	135,538	1,866,623
Class R2	726,239	8,831,799	325,984	3,749,426	1,422,439	20,172,417	2,123,398	28,948,820
Class R3	612,209	7,435,077	1,037,964	12,122,516	1,396,526	19,998,084	2,332,159	31,684,269
Class R4	1,258,876	15,271,275	1,727,473	20,180,308	1,902,132	27,380,594	2,493,640	34,743,955
Class R6	4,065	50,000	—	—	3,408	50,000	—	—
	2,871,049	$34,824,238	3,988,889	$46,559,682	5,291,117	$75,679,210	8,307,781	$114,120,552

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2025 Fund – continued				MFS Lifetime 2030 Fund – continued
	Six months ended 10/31/16 (i)		Year ended 4/30/16		Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	26,166	$300,652	—	$—	86,997	$1,189,245
Class B	—	—	2,076	23,743	—	—	13,346	180,570
Class C	—	—	4,796	54,669	—	—	21,787	293,257
Class I	—	—	148	1,699	—	—	2,290	31,483
Class R1	—	—	145	1,676	—	—	9,664	131,233
Class R2	—	—	11,911	136,626	—	—	147,246	1,998,131
Class R3	—	—	40,799	468,778	—	—	151,468	2,067,537
Class R4	—	—	266,156	3,066,121	—	—	399,677	5,483,573
	—	$—	352,197	$4,053,964	—	$—	832,475	$11,375,029

Shares reacquired
Class A	(143,966)	$(1,713,452)	(142,034)	$(1,674,921)	(142,530)	$(2,054,326)	(489,598)	$(6,695,862)
Class B	(19,066)	(228,434)	(17,021)	(195,760)	(52,180)	(733,727)	(98,237)	(1,330,185)
Class C	(17,703)	(210,151)	(65,687)	(749,210)	(129,606)	(1,813,390)	(241,292)	(3,243,988)
Class I	(8,365)	(100,728)	(45,278)	(540,123)	(200,305)	(2,863,602)	(74,248)	(1,057,611)
Class R1	(4,066)	(50,112)	(7,474)	(86,994)	(163,258)	(2,337,299)	(246,342)	(3,382,793)
Class R2	(309,950)	(3,724,264)	(44,670)	(524,340)	(885,871)	(12,574,551)	(1,784,564)	(24,488,346)
Class R3	(196,298)	(2,363,377)	(220,457)	(2,582,279)	(1,149,560)	(16,361,244)	(897,598)	(12,626,574)
Class R4	(475,182)	(5,752,016)	(1,090,497)	(12,865,803)	(831,088)	(11,921,733)	(1,292,943)	(18,054,429)
	(1,174,596)	$(14,142,534)	(1,633,118)	$(19,219,430)	(3,554,398)	$(50,659,872)	(5,124,822)	$(70,879,788)

Net change
Class A	(9,650)	$(94,213)	348,939	$4,039,580	148,172	$2,134,450	286,597	$4,048,504
Class B	6,976	85,887	16,494	191,342	(22,647)	(317,487)	33,184	454,749
Class C	15,192	180,242	61,431	727,086	(43,305)	(605,297)	52,885	766,176
Class I	60,040	713,750	232,422	2,753,765	(76,746)	(1,116,450)	71,425	974,365
Class R1	3,936	47,544	(5,981)	(68,910)	(126,741)	(1,819,445)	(101,140)	(1,384,937)
Class R2	416,289	5,107,535	293,225	3,361,712	536,568	7,597,866	486,080	6,458,605
Class R3	415,911	5,071,700	858,306	10,009,015	246,966	3,636,840	1,586,029	21,125,232
Class R4	783,694	9,519,259	903,132	10,380,626	1,071,044	15,458,861	1,600,374	22,173,099
Class R6	4,065	50,000	—	—	3,408	50,000	—	—
	1,696,453	$20,681,704	2,707,968	$31,394,216	1,736,719	$25,019,338	4,015,434	$54,615,793

	MFS Lifetime 2035 Fund				MFS Lifetime 2040 Fund
	Six months ended 10/31/16 (i)		Year ended 4/30/16		Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	114,028	$1,450,730	219,378	$2,709,616	290,836	$4,238,897	567,455	$7,995,098
Class B	7,507	95,839	42,083	524,528	16,465	236,942	54,026	754,127
Class C	29,142	368,277	56,550	695,151	64,151	915,325	230,873	3,197,904
Class I	35,026	446,500	65,964	815,143	96,706	1,405,762	197,001	2,831,331
Class R1	13,448	173,824	2,256	27,466	37,711	539,809	89,347	1,241,943
Class R2	404,339	5,173,065	284,579	3,443,927	1,103,719	15,856,814	1,882,862	26,179,671
Class R3	792,930	10,226,208	787,241	9,699,549	749,732	10,917,532	1,571,588	21,853,956
Class R4	1,012,821	12,964,778	1,467,835	18,087,142	1,613,731	23,633,227	2,435,153	34,527,369
Class R6	3,835	50,000	—	—	3,353	50,000	—	—
	2,413,076	$30,949,221	2,925,886	$36,002,522	3,976,404	$57,794,308	7,028,305	$98,581,399

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2035 Fund – continued				MFS Lifetime 2040 Fund – continued
	Six months ended 10/31/16 (i)		Year ended 4/30/16		Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	16,236	$197,921	—	$—	59,517	$830,256
Class B	—	—	2,240	27,176	—	—	7,852	108,831
Class C	—	—	3,414	41,272	—	—	14,614	200,358
Class I	—	—	4	50	—	—	775	10,866
Class R1	—	—	152	1,857	—	—	9,154	126,147
Class R2	—	—	9,521	115,876	—	—	128,040	1,774,628
Class R3	—	—	36,937	450,630	—	—	91,698	1,278,267
Class R4	—	—	214,324	2,619,040	—	—	390,486	5,474,615
	—	$—	282,828	$3,453,822	—	$—	702,136	$9,803,968

Shares reacquired
Class A	(32,963)	$(423,472)	(122,480)	$(1,544,450)	(187,050)	$(2,716,165)	(405,382)	$(5,656,560)
Class B	(10,475)	(130,798)	(15,226)	(187,516)	(22,336)	(321,495)	(38,736)	(539,312)
Class C	(27,676)	(352,994)	(53,517)	(630,562)	(82,330)	(1,166,805)	(318,518)	(4,470,584)
Class I	(7,278)	(91,968)	(19,427)	(242,769)	(37,912)	(551,006)	(89,784)	(1,220,182)
Class R1	(586)	(7,625)	(6,745)	(82,283)	(90,846)	(1,299,376)	(96,142)	(1,356,818)
Class R2	(96,966)	(1,198,605)	(113,750)	(1,391,038)	(1,064,372)	(15,260,990)	(1,417,024)	(19,829,812)
Class R3	(277,140)	(3,556,179)	(152,955)	(1,883,271)	(348,486)	(5,040,845)	(720,446)	(10,181,391)
Class R4	(319,655)	(4,088,486)	(595,297)	(7,345,632)	(752,636)	(11,006,907)	(1,386,367)	(19,776,972)
	(772,739)	$(9,850,127)	(1,079,397)	$(13,307,521)	(2,585,968)	$(37,363,589)	(4,472,399)	$(63,031,631)

Net change
Class A	81,065	$1,027,258	113,134	$1,363,087	103,786	$1,522,732	221,590	$3,168,794
Class B	(2,968)	(34,959)	29,097	364,188	(5,871)	(84,553)	23,142	323,646
Class C	1,466	15,283	6,447	105,861	(18,179)	(251,480)	(73,031)	(1,072,322)
Class I	27,748	354,532	46,541	572,424	58,794	854,756	107,992	1,622,015
Class R1	12,862	166,199	(4,337)	(52,960)	(53,135)	(759,567)	2,359	11,272
Class R2	307,373	3,974,460	180,350	2,168,765	39,347	595,824	593,878	8,124,487
Class R3	515,790	6,670,029	671,223	8,266,908	401,246	5,876,687	942,840	12,950,832
Class R4	693,166	8,876,292	1,086,862	13,360,550	861,095	12,626,320	1,439,272	20,225,012
Class R6	3,835	50,000	—	—	3,353	50,000	—	—
	1,640,337	$21,099,094	2,129,317	$26,148,823	1,390,436	$20,430,719	3,258,042	$45,353,736

	MFS Lifetime 2045 Fund				MFS Lifetime 2050 Fund
	Six months ended 10/31/16 (i)		Year ended 4/30/16		Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	79,494	$1,026,693	197,108	$2,462,552	114,645	$1,802,041	235,969	$3,555,726
Class B	11,740	152,161	25,467	316,375	3,795	58,750	19,652	294,478
Class C	28,632	363,790	45,683	567,172	25,015	384,937	50,727	755,777
Class I	26,941	347,629	82,038	1,032,062	43,616	683,607	56,146	838,855
Class R1	3,313	42,941	6,267	81,352	7,778	119,898	10,079	150,667
Class R2	192,295	2,494,339	196,646	2,400,433	580,398	8,982,799	805,165	11,947,830
Class R3	415,384	5,411,057	526,820	6,523,715	345,694	5,381,533	584,938	8,632,314
Class R4	911,012	11,786,332	1,333,519	16,518,852	947,508	14,756,529	1,638,261	24,794,394
Class R6	3,786	50,000	—	—	3,143	50,000	—	—
	1,672,597	$21,674,942	2,413,548	$29,902,513	2,071,592	$32,220,094	3,400,937	$50,970,041

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2045 Fund – continued				MFS Lifetime 2050 Fund – continued
	Six months ended 10/31/16 (i)		Year ended 4/30/16		Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	8,365	$103,808	—	$—	13,433	$201,502
Class B	—	—	787	9,724	—	—	1,148	17,076
Class C	—	—	1,281	15,805	—	—	2,110	31,256
Class I	—	—	50	618	—	—	156	2,332
Class R1	—	—	226	2,814	—	—	369	5,472
Class R2	—	—	5,398	66,769	—	—	28,943	430,097
Class R3	—	—	21,543	267,127	—	—	21,074	314,424
Class R4	—	—	123,481	1,533,640	—	—	127,354	1,905,212
	—	$—	161,131	$2,000,305	—	$—	194,587	$2,907,371

Shares reacquired
Class A	(27,055)	$(351,386)	(53,957)	$(672,174)	(28,857)	$(451,223)	(106,636)	$(1,552,810)
Class B	(7,385)	(96,065)	(9,866)	(121,176)	(4,429)	(67,829)	(16,582)	(244,014)
Class C	(7,843)	(99,250)	(27,780)	(345,582)	(13,075)	(200,224)	(51,115)	(756,866)
Class I	(9,054)	(112,243)	(29,372)	(359,501)	(9,345)	(145,149)	(24,471)	(367,021)
Class R1	(49)	(604)	(7,495)	(92,442)	(4,847)	(73,723)	(13,414)	(200,344)
Class R2	(65,452)	(842,506)	(49,758)	(607,846)	(256,725)	(3,959,164)	(391,449)	(5,764,922)
Class R3	(90,355)	(1,179,359)	(108,094)	(1,353,047)	(89,301)	(1,391,599)	(119,862)	(1,812,773)
Class R4	(250,426)	(3,242,031)	(353,598)	(4,442,463)	(519,498)	(8,085,746)	(1,039,628)	(15,778,101)
	(457,619)	$(5,923,444)	(639,920)	$(7,994,231)	(926,077)	$(14,374,657)	(1,763,157)	$(26,476,851)

Net change
Class A	52,439	$675,307	151,516	$1,894,186	85,788	$1,350,818	142,766	$2,204,418
Class B	4,355	56,096	16,388	204,923	(634)	(9,079)	4,218	67,540
Class C	20,789	264,540	19,184	237,395	11,940	184,713	1,722	30,167
Class I	17,887	235,386	52,716	673,179	34,271	538,458	31,831	474,166
Class R1	3,264	42,337	(1,002)	(8,276)	2,931	46,175	(2,966)	(44,205)
Class R2	126,843	1,651,833	152,286	1,859,356	323,673	5,023,635	442,659	6,613,005
Class R3	325,029	4,231,698	440,269	5,437,795	256,393	3,989,934	486,150	7,133,965
Class R4	660,586	8,544,301	1,103,402	13,610,029	428,010	6,670,783	725,987	10,921,505
Class R6	3,786	50,000	—	—	3,143	50,000	—	—
	1,214,978	$15,751,498	1,934,759	$23,908,587	1,145,515	$17,845,437	1,832,367	$27,400,561

	MFS Lifetime 2055 Fund
	Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	54,888	$715,468	128,636	$1,604,689
Class B	2,772	35,940	9,300	114,281
Class C	14,625	188,005	29,683	366,191
Class I	25,638	333,112	37,622	474,877
Class R1	3,411	44,679	947	11,769
Class R2	144,792	1,898,033	106,831	1,322,636
Class R3	240,377	3,150,471	195,573	2,431,931
Class R4	442,831	5,782,705	547,089	6,761,291
Class R6	3,754	50,000	—	—
	933,088	$12,198,413	1,055,681	$13,087,665

Notes to Financial Statements (unaudited) – continued

	MFS Lifetime 2055 Fund – continued
	Six months ended 10/31/16 (i)		Year ended 4/30/16
	Shares	Amount	Shares	Amount

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,863	$35,757
Class B	—	—	267	3,339
Class C	—	—	1,039	12,883
Class I	—	—	107	1,342
Class R1	—	—	58	732
Class R2	—	—	2,141	26,697
Class R3	—	—	5,611	70,138
Class R4	—	—	14,486	181,371
	—	$—	26,572	$332,259

Shares reacquired
Class A	(17,421)	$(225,939)	(50,394)	$(628,487)
Class B	(111)	(1,425)	(6,687)	(82,126)
Class C	(9,438)	(119,462)	(21,787)	(274,020)
Class I	(3,738)	(48,569)	(19,334)	(242,751)
Class R1	(369)	(4,772)	(6,876)	(85,196)
Class R2	(17,047)	(220,953)	(20,325)	(254,766)
Class R3	(40,984)	(537,365)	(69,483)	(872,244)
Class R4	(166,094)	(2,152,651)	(92,651)	(1,151,113)
	(255,202)	$(3,311,136)	(287,537)	$(3,590,703)

Net change
Class A	37,467	$489,529	81,105	$1,011,959
Class B	2,661	34,515	2,880	35,494
Class C	5,187	68,543	8,935	105,054
Class I	21,900	284,543	18,395	233,468
Class R1	3,042	39,907	(5,871)	(72,695)
Class R2	127,745	1,677,080	88,647	1,094,567
Class R3	199,393	2,613,106	131,701	1,629,825
Class R4	276,737	3,630,054	468,924	5,791,549
Class R6	3,754	50,000	—	—
	677,886	$8,887,277	794,716	$9,829,221

(i)	For Class R6, the period is from the class inception, August 29, 2016, through the stated period end.

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal

Notes to Financial Statements (unaudited) – continued

Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2016, each fund’s commitment fee and interest expense were as followed and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	Income Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund
Commitment Fee	$2,049	$1,344	$565	$1,609	$459
Interest Expense	—	—	—	—	—

	MFS Lifetime	MFS Lifetime	MFS Lifetime	MFS Lifetime
	2040 Fund	2045 Fund	2050 Fund	2055 Fund
Commitment Fee	$1,233	$303	$413	$75
Interest Expense	—	—	—	—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Income Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	1,166,265	212,415	(67,026)	1,311,654
MFS Blended Research Core Equity Fund	—	555,436	(10,755)	544,681
MFS Blended Research Growth Equity Fund	—	1,231,399	(26,150)	1,205,249
MFS Blended Research International Equity Fund	—	1,660,366	(57,131)	1,603,235
MFS Blended Research Mid Cap Equity Fund	—	1,970,190	(46,430)	1,923,760
MFS Blended Research Small Cap Equity Fund	—	601,878	(12,858)	589,020
MFS Blended Research Value Equity Fund	—	1,203,248	(27,065)	1,176,183
MFS Commodity Strategy Fund	956,465	249,238	(145,252)	1,060,451
MFS Emerging Markets Debt Fund	759,751	135,613	(46,782)	848,582
MFS Emerging Markets Debt Local Currency Fund	794,335	197,953	(82,388)	909,900
MFS Global Bond Fund	3,082,063	629,422	(145,149)	3,566,336
MFS Global Real Estate Fund	341,907	81,033	(29,712)	393,228
MFS Government Securities Fund	5,380,338	1,076,373	(174,053)	6,282,658
MFS Growth Fund	296,281	47,727	(178,440)	165,568
MFS High Income Fund	5,036,235	892,852	(330,034)	5,599,053
MFS Inflation-Adjusted Bond Fund	5,219,582	954,712	(209,023)	5,965,271
MFS Institutional Money Market Portfolio	616,542	45,543,867	(45,829,242)	331,167
MFS International Growth Fund	205,144	41,713	(129,910)	116,947
MFS International Value Fund	153,277	28,727	(94,999)	87,005
MFS Limited Maturity Fund	18,240,626	3,629,248	(683,713)	21,186,161
MFS Mid Cap Growth Fund	1,114,891	189,911	(674,405)	630,397
MFS Mid Cap Value Fund	816,476	145,613	(501,228)	460,861
MFS New Discovery Fund	226,136	42,436	(145,450)	123,122
MFS New Discovery Value Fund	429,226	78,389	(272,258)	235,357
MFS Research Fund	594,826	91,879	(355,647)	331,058
MFS Research International Fund	1,063,926	229,594	(684,159)	609,361
MFS Total Return Bond Fund	10,150,875	1,888,845	(332,941)	11,706,779
MFS Value Fund	637,423	113,505	(386,178)	364,750

Notes to Financial Statements (unaudited) – continued

	Lifetime Income Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(24,459)	$—	$44,742	$12,670,575
MFS Blended Research Core Equity Fund	270	—	—	12,642,055
MFS Blended Research Growth Equity Fund	60	—	—	12,618,958
MFS Blended Research International Equity Fund	(838)	—	—	15,872,030
MFS Blended Research Mid Cap Equity Fund	224	—	—	18,968,276
MFS Blended Research Small Cap Equity Fund	(549)	—	—	6,243,615
MFS Blended Research Value Equity Fund	(374)	—	—	12,655,729
MFS Commodity Strategy Fund	(464,711)	—	—	6,256,663
MFS Emerging Markets Debt Fund	(6,537)	—	297,283	12,677,821
MFS Emerging Markets Debt Local Currency Fund	(91,598)	—	132,996	6,342,007
MFS Global Bond Fund	(189,308)	—	251,699	31,669,064
MFS Global Real Estate Fund	7,141	—	—	6,260,193
MFS Government Securities Fund	(36,855)	—	796,068	63,454,843
MFS Growth Fund	2,596,245	7,927	24,963	12,574,875
MFS High Income Fund	(76,190)	—	523,221	18,980,791
MFS Inflation-Adjusted Bond Fund	(117,128)	—	336,215	63,470,480
MFS Institutional Money Market Portfolio	(6)	—	2,691	331,167
MFS International Growth Fund	299,901	—	—	3,147,031
MFS International Value Fund	573,017	—	—	3,161,779
MFS Limited Maturity Fund	(87,200)	—	845,984	126,905,102
MFS Mid Cap Growth Fund	1,907,564	—	—	9,443,345
MFS Mid Cap Value Fund	1,263,570	—	—	9,443,048
MFS New Discovery Fund	327,895	—	—	3,121,155
MFS New Discovery Value Fund	413,403	23,434	13,264	3,156,140
MFS Research Fund	1,578,738	—	—	12,609,998
MFS Research International Fund	326,413	—	—	9,518,224
MFS Total Return Bond Fund	(17,006)	—	1,814,192	126,901,489
MFS Value Fund	1,845,254	—	164,101	12,656,838
	$10,026,938	$31,361	$5,247,419	$633,753,291

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	792,856	72,216	(25,185)	839,887
MFS Blended Research Core Equity Fund	—	492,144	(6,960)	485,184
MFS Blended Research Growth Equity Fund	—	1,092,879	(17,343)	1,075,536
MFS Blended Research International Equity Fund	—	1,553,134	(42,233)	1,510,901
MFS Blended Research Mid Cap Equity Fund	—	1,584,047	(30,649)	1,553,398
MFS Blended Research Small Cap Equity Fund	—	386,846	(5,307)	381,539
MFS Blended Research Value Equity Fund	—	1,067,608	(20,729)	1,046,879
MFS Commodity Strategy Fund	657,631	102,712	(76,887)	683,456
MFS Emerging Markets Debt Fund	747,440	45,730	(38,066)	755,104
MFS Emerging Markets Debt Local Currency Fund	1,025,100	111,072	(97,015)	1,039,157
MFS Global Bond Fund	2,084,726	240,213	(45,439)	2,279,500
MFS Global Real Estate Fund	232,393	35,322	(13,104)	254,611
MFS Government Securities Fund	3,642,565	405,823	(37,379)	4,011,009
MFS Growth Fund	290,836	14,462	(157,065)	148,233
MFS High Income Fund	5,469,318	311,827	(327,224)	5,453,921
MFS Inflation-Adjusted Bond Fund	3,530,184	355,631	(76,763)	3,809,052
MFS Institutional Money Market Portfolio	31,054	28,466,295	(27,910,247)	587,102
MFS International Growth Fund	264,485	22,171	(152,674)	133,982
MFS International Value Fund	197,483	13,193	(111,357)	99,319
MFS Limited Maturity Fund	6,867,540	1,397,984	(41,796)	8,223,728
MFS Mid Cap Growth Fund	982,786	57,895	(529,299)	511,382
MFS Mid Cap Value Fund	722,249	47,104	(395,787)	373,566
MFS New Discovery Fund	154,138	13,442	(87,780)	79,800
MFS New Discovery Value Fund	293,050	23,509	(165,614)	150,945
MFS Research Fund	585,060	26,220	(315,799)	295,481
MFS Research International Fund	943,935	93,043	(545,233)	491,745
MFS Total Return Bond Fund	5,348,832	694,558	(34,786)	6,008,604
MFS Value Fund	628,614	39,748	(343,674)	324,688

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(12,758)	$—	$29,500	$8,113,310
MFS Blended Research Core Equity Fund	(96)	—	—	11,261,118
MFS Blended Research Growth Equity Fund	(564)	—	—	11,260,863
MFS Blended Research International Equity Fund	2,566	—	—	14,957,921
MFS Blended Research Mid Cap Equity Fund	(156)	—	—	15,316,508
MFS Blended Research Small Cap Equity Fund	103	—	—	4,044,309
MFS Blended Research Value Equity Fund	(207)	—	—	11,264,419
MFS Commodity Strategy Fund	(252,143)	—	—	4,032,391
MFS Emerging Markets Debt Fund	(40,216)	—	277,679	11,281,257
MFS Emerging Markets Debt Local Currency Fund	(106,814)	—	160,869	7,242,926
MFS Global Bond Fund	(56,027)	—	165,246	20,241,963
MFS Global Real Estate Fund	7,070	—	—	4,053,409
MFS Government Securities Fund	(6,127)	—	521,529	40,511,194
MFS Growth Fund	4,119,634	7,850	24,722	11,258,333
MFS High Income Fund	(78,721)	—	535,587	18,488,792
MFS Inflation-Adjusted Bond Fund	(51,633)	—	220,600	40,528,312
MFS Institutional Money Market Portfolio	(8)	—	887	587,102
MFS International Growth Fund	743,326	—	—	3,605,447
MFS International Value Fund	1,542,861	—	—	3,609,242
MFS Limited Maturity Fund	(5,659)	—	322,568	49,260,132
MFS Mid Cap Growth Fund	3,149,974	—	—	7,660,508
MFS Mid Cap Value Fund	2,745,792	—	—	7,654,370
MFS New Discovery Fund	393,964	—	—	2,022,923
MFS New Discovery Value Fund	471,833	16,053	9,087	2,024,178
MFS Research Fund	3,368,948	—	—	11,254,857
MFS Research International Fund	584,422	—	—	7,681,055
MFS Total Return Bond Fund	(3,011)	—	941,797	65,133,264
MFS Value Fund	3,308,121	—	157,660	11,266,680
	$19,824,474	$23,903	$3,367,731	$405,616,783

Notes to Financial Statements (unaudited) – continued

	Lifetime 2025 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	186,008	51,072	(7,820)	229,260
MFS Blended Research Core Equity Fund	—	301,403	(5,003)	296,400
MFS Blended Research Growth Equity Fund	—	669,225	(12,697)	656,528
MFS Blended Research International Equity Fund	—	1,045,393	(14,783)	1,030,610
MFS Blended Research Mid Cap Equity Fund	—	1,197,234	(25,416)	1,171,818
MFS Blended Research Small Cap Equity Fund	—	242,731	(4,708)	238,023
MFS Blended Research Value Equity Fund	—	649,884	(9,641)	640,243
MFS Commodity Strategy Fund	757,867	134,282	(102,514)	789,635
MFS Emerging Markets Debt Fund	327,267	51,451	(13,115)	365,603
MFS Emerging Markets Debt Local Currency Fund	455,070	91,983	(23,770)	523,283
MFS Global Bond Fund	883,009	184,446	(43,637)	1,023,818
MFS Global Real Estate Fund	184,326	31,593	(12,197)	203,722
MFS Government Securities Fund	1,545,419	340,738	(80,984)	1,805,173
MFS Growth Fund	166,398	19,063	(95,045)	90,416
MFS High Income Fund	2,404,463	394,206	(114,128)	2,684,541
MFS Inflation-Adjusted Bond Fund	1,097,153	252,450	(39,977)	1,309,626
MFS Institutional Money Market Portfolio	134,416	20,234,005	(20,201,899)	166,522
MFS International Growth Fund	169,800	20,978	(96,889)	93,889
MFS International New Discovery Fund	48,233	5,239	(4,572)	48,900
MFS International Value Fund	127,300	14,293	(71,935)	69,658
MFS Limited Maturity Fund	299,299	359,142	(4,253)	654,188
MFS Mid Cap Growth Fund	711,253	78,524	(404,680)	385,097
MFS Mid Cap Value Fund	518,383	58,006	(294,944)	281,445
MFS New Discovery Fund	93,188	10,815	(54,237)	49,766
MFS New Discovery Value Fund	177,102	20,853	(103,607)	94,348
MFS Research Fund	332,415	34,734	(186,879)	180,270
MFS Research International Fund	585,721	81,971	(341,949)	325,743
MFS Total Return Bond Fund	1,281,772	362,928	(47,963)	1,596,737
MFS Value Fund	354,099	44,951	(200,391)	198,659

Notes to Financial Statements (unaudited) – continued

	Lifetime 2025 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(1,879)	$—	$7,513	$2,214,652
MFS Blended Research Core Equity Fund	(2,034)	—	—	6,879,436
MFS Blended Research Growth Equity Fund	(2,415)	—	—	6,873,844
MFS Blended Research International Equity Fund	(1,056)	—	—	10,203,042
MFS Blended Research Mid Cap Equity Fund	(4,341)	—	—	11,554,121
MFS Blended Research Small Cap Equity Fund	(1,077)	—	—	2,523,042
MFS Blended Research Value Equity Fund	(1,729)	—	—	6,889,015
MFS Commodity Strategy Fund	(286,660)	—	—	4,658,846
MFS Emerging Markets Debt Fund	(17,052)	—	127,619	5,462,103
MFS Emerging Markets Debt Local Currency Fund	(27,220)	—	76,001	3,647,281
MFS Global Bond Fund	(55,366)	—	71,806	9,091,505
MFS Global Real Estate Fund	795	—	—	3,243,246
MFS Government Securities Fund	(15,409)	—	227,223	18,232,246
MFS Growth Fund	685,991	4,512	14,210	6,867,066
MFS High Income Fund	(30,060)	—	248,451	9,100,594
MFS Inflation-Adjusted Bond Fund	(30,033)	—	71,969	13,934,421
MFS Institutional Money Market Portfolio	7	—	738	166,522
MFS International Growth Fund	153,844	—	—	2,526,559
MFS International New Discovery Fund	2,530	—	—	1,432,278
MFS International Value Fund	306,153	—	—	2,531,377
MFS Limited Maturity Fund	(43)	—	19,991	3,918,585
MFS Mid Cap Growth Fund	575,749	—	—	5,768,753
MFS Mid Cap Value Fund	339,312	—	—	5,766,808
MFS New Discovery Fund	37,136	—	—	1,261,578
MFS New Discovery Value Fund	87,858	9,742	5,513	1,265,203
MFS Research Fund	301,013	—	—	6,866,486
MFS Research International Fund	(162,389)	—	—	5,088,100
MFS Total Return Bond Fund	(5,252)	—	236,992	17,308,624
MFS Value Fund	512,653	—	91,848	6,893,455
	$2,359,026	$14,254	$1,199,874	$182,168,788

Notes to Financial Statements (unaudited) – continued

	Lifetime 2030 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	473,963	55,631	(25,558)	504,036
MFS Blended Research Core Equity Fund	—	846,798	(10,069)	836,729
MFS Blended Research Emerging Markets Equity Fund	—	175,185	(7,549)	167,636
MFS Blended Research Growth Equity Fund	—	2,425,519	(25,251)	2,400,268
MFS Blended Research International Equity Fund	—	3,973,644	(34,593)	3,939,051
MFS Blended Research Mid Cap Equity Fund	—	4,257,405	(35,866)	4,221,539
MFS Blended Research Small Cap Equity Fund	—	872,149	(5,232)	866,917
MFS Blended Research Value Equity Fund	—	2,379,361	(43,538)	2,335,823
MFS Commodity Strategy Fund	3,088,301	446,257	(435,120)	3,099,438
MFS Emerging Markets Debt Fund	927,740	99,751	(50,676)	976,815
MFS Emerging Markets Debt Local Currency Fund	1,297,306	183,897	(82,830)	1,398,373
MFS Emerging Markets Equity Fund	155,193	5,565	(92,108)	68,650
MFS Global Bond Fund	1,163,231	297,970	(11,234)	1,449,967
MFS Global Real Estate Fund	804,852	109,940	(61,080)	853,712
MFS Government Securities Fund	484,801	558,215	(1,676)	1,041,340
MFS Growth Fund	644,180	34,977	(348,434)	330,723
MFS High Income Fund	6,856,515	724,025	(416,141)	7,164,399
MFS Inflation-Adjusted Bond Fund	2,206,845	351,779	(74,907)	2,483,717
MFS Institutional Money Market Portfolio	369,057	38,527,220	(37,166,905)	1,729,372
MFS International Growth Fund	802,012	59,016	(449,229)	411,799
MFS International New Discovery Fund	292,513	23,703	(19,454)	296,762
MFS International Value Fund	599,228	33,704	(327,590)	305,342
MFS Mid Cap Growth Fund	2,662,586	160,895	(1,432,813)	1,390,668
MFS Mid Cap Value Fund	1,954,639	131,981	(1,071,193)	1,015,427
MFS New Discovery Fund	360,875	24,448	(204,002)	181,321
MFS New Discovery Value Fund	684,648	41,844	(383,570)	342,922
MFS Research Fund	971,586	60,291	(522,484)	509,393
MFS Research International Fund	2,013,085	171,792	(1,128,256)	1,056,621
MFS Total Return Bond Fund	1,464,130	392,230	(25,418)	1,830,942
MFS Value Fund	1,391,111	96,038	(762,542)	724,607

Notes to Financial Statements (unaudited) – continued

	Lifetime 2030 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(6,943)	$—	$17,768	$4,868,983
MFS Blended Research Core Equity Fund	(1,403)	—	—	19,420,483
MFS Blended Research Emerging Markets Equity Fund	772	—	—	1,942,900
MFS Blended Research Growth Equity Fund	(1,762)	—	—	25,130,808
MFS Blended Research International Equity Fund	665	—	—	38,996,601
MFS Blended Research Mid Cap Equity Fund	(1,399)	—	—	41,624,373
MFS Blended Research Small Cap Equity Fund	91	—	—	9,189,316
MFS Blended Research Value Equity Fund	(2,145)	—	—	25,133,456
MFS Commodity Strategy Fund	(1,490,361)	—	—	18,286,687
MFS Emerging Markets Debt Fund	(64,044)	—	353,276	14,593,621
MFS Emerging Markets Debt Local Currency Fund	(97,234)	—	210,646	9,746,660
MFS Emerging Markets Equity Fund	(216,477)	—	—	1,928,385
MFS Global Bond Fund	(5,124)	—	98,937	12,875,706
MFS Global Real Estate Fund	20,643	—	—	13,591,096
MFS Government Securities Fund	(141)	—	102,852	10,517,536
MFS Growth Fund	5,410,507	17,361	54,675	25,118,427
MFS High Income Fund	(117,377)	—	688,630	24,287,312
MFS Inflation-Adjusted Bond Fund	(47,796)	—	141,401	26,426,746
MFS Institutional Money Market Portfolio	(24)	—	1,163	1,729,372
MFS International Growth Fund	845,540	—	—	11,081,515
MFS International New Discovery Fund	19,700	—	—	8,692,166
MFS International Value Fund	2,154,852	—	—	11,096,110
MFS Mid Cap Growth Fund	4,201,653	—	—	20,832,211
MFS Mid Cap Value Fund	2,430,777	—	—	20,806,090
MFS New Discovery Fund	305,022	—	—	4,596,483
MFS New Discovery Value Fund	517,260	37,287	21,105	4,598,588
MFS Research Fund	1,946,301	—	—	19,402,770
MFS Research International Fund	(226,930)	—	—	16,504,427
MFS Total Return Bond Fund	(2,775)	—	273,101	19,847,406
MFS Value Fund	3,552,769	—	349,900	25,143,873
	$19,124,617	$54,648	$2,313,454	$488,010,107

Notes to Financial Statements (unaudited) – continued

	Lifetime 2035 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	75,711	24,278	(3,552)	96,437
MFS Blended Research Core Equity Fund	—	266,717	(2,864)	263,853
MFS Blended Research Emerging Markets Equity Fund	—	95,624	(3,403)	92,221
MFS Blended Research Growth Equity Fund	—	842,257	(9,287)	832,970
MFS Blended Research International Equity Fund	—	1,494,576	(24,911)	1,469,665
MFS Blended Research Mid Cap Equity Fund	—	1,475,462	(17,807)	1,457,655
MFS Blended Research Small Cap Equity Fund	—	319,360	(2,267)	317,093
MFS Blended Research Value Equity Fund	—	820,898	(10,577)	810,321
MFS Commodity Strategy Fund	1,011,771	242,779	(120,176)	1,134,374
MFS Emerging Markets Debt Fund	147,875	42,024	(5,563)	187,336
MFS Emerging Markets Debt Local Currency	206,333	71,245	(9,318)	268,260
MFS Emerging Markets Equity Fund	71,586	6,369	(39,999)	37,956
MFS Global Bond Fund	159,879	57,451	(7,479)	209,851
MFS Global Real Estate Fund	310,530	77,347	(22,110)	365,767
MFS Growth Fund	199,055	24,042	(108,367)	114,730
MFS High Income Fund	1,088,753	325,709	(40,432)	1,374,030
MFS Inflation-Adjusted Bond Fund	473,267	133,745	(27,596)	579,416
MFS Institutional Money Market Portfolio	127,083	16,495,511	(16,472,081)	150,513
MFS International Growth Fund	282,420	40,327	(158,442)	164,305
MFS International New Discovery Fund	127,993	23,279	(5,493)	145,779
MFS International Value Fund	211,541	30,020	(119,676)	121,885
MFS Mid Cap Growth Fund	821,904	106,446	(448,594)	479,756
MFS Mid Cap Value Fund	599,639	86,783	(335,613)	350,809
MFS New Discovery Fund	117,392	14,337	(65,430)	66,299
MFS New Discovery Value Fund	222,975	28,079	(125,526)	125,528
MFS Research Fund	278,480	33,475	(151,356)	160,599
MFS Research International Fund	620,970	105,294	(362,663)	363,601
MFS Total Return Bond Fund	328,861	86,778	(19,004)	396,635
MFS Value Fund	425,693	61,307	(235,679)	251,321

Notes to Financial Statements (unaudited) – continued

	Lifetime 2035 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(775)	$—	$3,114	$931,579
MFS Blended Research Core Equity Fund	(601)	—	—	6,124,017
MFS Blended Research Emerging Markets Equity Fund	452	—	—	1,068,838
MFS Blended Research Growth Equity Fund	(659)	—	—	8,721,197
MFS Blended Research International Equity Fund	(421)	—	—	14,549,688
MFS Blended Research Mid Cap Equity Fund	(813)	—	—	14,372,474
MFS Blended Research Small Cap Equity Fund	(230)	—	—	3,361,188
MFS Blended Research Value Equity Fund	(1,235)	—	—	8,719,056
MFS Commodity Strategy Fund	(341,403)	—	—	6,692,806
MFS Emerging Markets Debt Fund	(3,782)	—	61,480	2,798,805
MFS Emerging Markets Debt Local Currency	(11,263)	—	36,628	1,869,772
MFS Emerging Markets Equity Fund	(120,042)	—	—	1,066,173
MFS Global Bond Fund	(1,922)	—	13,856	1,863,477
MFS Global Real Estate Fund	(7,761)	—	—	5,823,014
MFS Growth Fund	550,579	5,485	17,274	8,713,713
MFS High Income Fund	(12,668)	—	119,553	4,657,960
MFS Inflation-Adjusted Bond Fund	(1,122)	—	31,394	6,164,989
MFS Institutional Money Market Portfolio	(2)	—	621	150,513
MFS International Growth Fund	159,927	—	—	4,421,454
MFS International New Discovery Fund	(145)	—	—	4,269,868
MFS International Value Fund	382,627	—	—	4,429,285
MFS Mid Cap Growth Fund	438,310	—	—	7,186,740
MFS Mid Cap Value Fund	167,224	—	—	7,188,086
MFS New Discovery Fund	15,895	—	—	1,680,672
MFS New Discovery Value Fund	86,961	12,572	7,117	1,683,328
MFS Research Fund	128,413	—	—	6,117,208
MFS Research International Fund	(302,177)	—	—	5,679,442
MFS Total Return Bond Fund	(1,942)	—	59,754	4,299,519
MFS Value Fund	322,455	—	113,309	8,720,851
	$1,443,880	$18,057	$464,100	$153,325,712

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	20,097	21,735	(122)	41,710
MFS Blended Research Core Equity Fund	—	651,167	(9,464)	641,703
MFS Blended Research Emerging Markets Equity Fund	—	317,217	(12,587)	304,630
MFS Blended Research Growth Equity Fund	—	2,140,019	(26,184)	2,113,835
MFS Blended Research International Equity Fund	—	4,119,775	(71,392)	4,048,383
MFS Blended Research Mid Cap Equity Fund	—	3,776,387	(41,592)	3,734,795
MFS Blended Research Small Cap Equity Fund	—	867,695	(9,217)	858,478
MFS Blended Research Value Equity Fund	—	2,101,639	(42,422)	2,059,217
MFS Commodity Strategy Fund	2,999,950	492,549	(414,538)	3,077,961
MFS Emerging Markets Debt Fund	39,300	41,987	(312)	80,975
MFS Emerging Markets Debt Local Currency Fund	54,814	61,270	(292)	115,792
MFS Emerging Markets Equity Fund	258,127	16,203	(148,853)	125,477
MFS Global Bond Fund	42,367	48,566	(154)	90,779
MFS Global Real Estate Fund	1,042,118	162,292	(82,499)	1,121,911
MFS Growth Fund	550,968	37,343	(297,115)	291,196
MFS High Income Fund	289,724	308,037	(3,614)	594,147
MFS Inflation-Adjusted Bond Fund	854,535	167,641	(50,933)	971,243
MFS Institutional Money Market Portfolio	390,626	27,958,096	(27,368,947)	979,775
MFS International Growth Fund	883,281	73,113	(487,626)	468,768
MFS International New Discovery Fund	460,175	37,268	(15,590)	481,853
MFS International Value Fund	659,050	50,199	(361,661)	347,588
MFS Mid Cap Growth Fund	2,303,926	149,853	(1,224,236)	1,229,543
MFS Mid Cap Value Fund	1,692,769	112,240	(906,595)	898,414
MFS New Discovery Fund	349,745	22,412	(192,607)	179,550
MFS New Discovery Value Fund	665,676	37,556	(363,508)	339,724
MFS Research Fund	742,161	45,993	(397,613)	390,541
MFS Research International Fund	1,775,602	144,536	(976,220)	943,918
MFS Total Return Bond Fund	797,271	132,754	(50,306)	879,719
MFS Value Fund	1,190,560	98,637	(650,113)	639,084

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(2)	$—	$1,147	$402,919
MFS Blended Research Core Equity Fund	(721)	—	—	14,893,923
MFS Blended Research Emerging Markets Equity Fund	977	—	—	3,530,662
MFS Blended Research Growth Equity Fund	(1,442)	—	—	22,131,853
MFS Blended Research International Equity Fund	(3,380)	—	—	40,078,996
MFS Blended Research Mid Cap Equity Fund	(2,024)	—	—	36,825,078
MFS Blended Research Small Cap Equity Fund	162	—	—	9,099,867
MFS Blended Research Value Equity Fund	(1,306)	—	—	22,157,172
MFS Commodity Strategy Fund	(1,330,884)	—	—	18,159,972
MFS Emerging Markets Debt Fund	(12)	—	22,224	1,209,763
MFS Emerging Markets Debt Local Currency Fund	(29)	—	13,198	807,071
MFS Emerging Markets Equity Fund	(392,065)	—	—	3,524,649
MFS Global Bond Fund	(1)	—	5,001	806,117
MFS Global Real Estate Fund	25,280	—	—	17,860,826
MFS Growth Fund	3,968,190	15,099	47,551	22,116,307
MFS High Income Fund	—	—	42,954	2,014,157
MFS Inflation-Adjusted Bond Fund	(12,815)	—	55,148	10,334,024
MFS Institutional Money Market Portfolio	(15)	—	1,067	979,775
MFS International Growth Fund	796,651	—	—	12,614,536
MFS International New Discovery Fund	11,325	—	—	14,113,488
MFS International Value Fund	1,947,208	—	—	12,631,339
MFS Mid Cap Growth Fund	3,167,536	—	—	18,418,554
MFS Mid Cap Value Fund	1,780,723	—	—	18,408,505
MFS New Discovery Fund	255,781	—	—	4,551,587
MFS New Discovery Value Fund	450,645	36,304	20,547	4,555,693
MFS Research Fund	1,374,222	—	—	14,875,690
MFS Research International Fund	(253,312)	—	—	14,744,005
MFS Total Return Bond Fund	(4,564)	—	139,880	9,536,159
MFS Value Fund	2,479,600	—	305,367	22,176,217
	$14,255,728	$51,403	$654,084	$373,558,905

	Lifetime 2045 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	176,239	(623)	175,616
MFS Blended Research Emerging Markets Equity Fund	—	89,927	(1,083)	88,844
MFS Blended Research Growth Equity Fund	—	585,846	(2,088)	583,758
MFS Blended Research International Equity Fund	—	1,146,857	(6,969)	1,139,888
MFS Blended Research Mid Cap Equity Fund	—	1,036,963	(3,580)	1,033,383
MFS Blended Research Small Cap Equity Fund	—	240,134	(281)	239,853
MFS Blended Research Value Equity Fund	—	571,590	(3,037)	568,553
MFS Commodity Strategy Fund	742,787	197,392	(77,739)	862,440
MFS Emerging Markets Equity Fund	64,794	8,694	(37,085)	36,403
MFS Global Real Estate Fund	260,699	66,900	(7,652)	319,947
MFS Growth Fund	136,690	20,530	(76,770)	80,450
MFS Inflation-Adjusted Bond Fund	199,544	48,035	(6,913)	240,666
MFS Institutional Money Market Portfolio	120,704	10,667,726	(10,650,697)	137,733
MFS International Growth Fund	219,458	38,779	(125,823)	132,414
MFS International New Discovery Fund	116,008	25,766	(2,556)	139,218
MFS International Value Fund	164,403	27,243	(93,499)	98,147
MFS Mid Cap Growth Fund	569,055	88,226	(317,473)	339,808
MFS Mid Cap Value Fund	415,026	70,090	(236,669)	248,447
MFS New Discovery Fund	86,193	12,509	(48,562)	50,140
MFS New Discovery Value Fund	163,767	25,963	(94,760)	94,970
MFS Research Fund	182,175	26,086	(101,344)	106,917
MFS Research International Fund	434,040	84,211	(256,544)	261,707
MFS Total Return Bond Fund	194,052	48,363	(6,639)	235,776
MFS Value Fund	291,862	50,686	(166,207)	176,341

Notes to Financial Statements (unaudited) – continued

	Lifetime 2045 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(155)	$—	$—	$4,076,042
MFS Blended Research Emerging Markets Equity Fund	30	—	—	1,029,700
MFS Blended Research Growth Equity Fund	(224)	—	—	6,111,941
MFS Blended Research International Equity Fund	(162)	—	—	11,284,894
MFS Blended Research Mid Cap Equity Fund	(326)	—	—	10,189,155
MFS Blended Research Small Cap Equity Fund	(50)	—	—	2,542,440
MFS Blended Research Value Equity Fund	(274)	—	—	6,117,629
MFS Commodity Strategy Fund	(222,614)	—	—	5,088,395
MFS Emerging Markets Equity Fund	(87,600)	—	—	1,022,562
MFS Global Real Estate Fund	(2,377)	—	—	5,093,555
MFS Growth Fund	329,798	3,855	12,141	6,110,151
MFS Inflation-Adjusted Bond Fund	(269)	—	13,276	2,560,681
MFS Institutional Money Market Portfolio	(5)	—	546	137,733
MFS International Growth Fund	133,427	—	—	3,563,249
MFS International New Discovery Fund	(939)	—	—	4,077,701
MFS International Value Fund	276,691	—	—	3,566,649
MFS Mid Cap Growth Fund	267,937	—	—	5,090,320
MFS Mid Cap Value Fund	110,434	—	—	5,090,678
MFS New Discovery Fund	19,979	—	—	1,271,039
MFS New Discovery Value Fund	64,539	9,486	5,369	1,273,552
MFS Research Fund	81,563	—	—	4,072,452
MFS Research International Fund	(186,818)	—	—	4,087,867
MFS Total Return Bond Fund	(557)	—	35,804	2,555,809
MFS Value Fund	209,797	—	79,427	6,119,023
	$991,825	$13,341	$146,563	$102,133,217

	Lifetime 2050 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	234,491	(599)	233,892
MFS Blended Research Emerging Markets Equity Fund	—	119,769	(1,793)	117,976
MFS Blended Research Growth Equity Fund	—	779,763	(2,048)	777,715
MFS Blended Research International Equity Fund	—	1,522,844	(9,698)	1,513,146
MFS Blended Research Mid Cap Equity Fund	—	1,384,036	(6,529)	1,377,507
MFS Blended Research Small Cap Equity Fund	—	321,032	(818)	320,214
MFS Blended Research Value Equity Fund	—	761,715	(4,479)	757,236
MFS Commodity Strategy Fund	1,007,419	226,052	(85,913)	1,147,558
MFS Emerging Markets Equity Fund	88,753	9,705	(50,000)	48,458
MFS Global Real Estate Fund	357,599	83,284	(12,871)	428,012
MFS Growth Fund	187,185	23,889	(103,880)	107,194
MFS Inflation-Adjusted Bond Fund	272,956	55,786	(9,035)	319,707
MFS Institutional Money Market Portfolio	216,943	12,139,924	(11,704,962)	651,905
MFS International Growth Fund	300,392	47,624	(171,448)	176,568
MFS International New Discovery Fund	158,896	31,059	(4,054)	185,901
MFS International Value Fund	225,106	31,884	(126,150)	130,840
MFS Mid Cap Growth Fund	779,284	102,011	(427,363)	453,932
MFS Mid Cap Value Fund	568,063	82,421	(319,119)	331,365
MFS New Discovery Fund	118,064	14,456	(65,537)	66,983
MFS New Discovery Value Fund	224,246	29,910	(127,545)	126,611
MFS Research Fund	249,446	30,130	(137,122)	142,454
MFS Research International Fund	596,880	101,360	(350,028)	348,212
MFS Total Return Bond Fund	265,484	56,761	(8,666)	313,579
MFS Value Fund	399,166	59,833	(224,124)	234,875

Notes to Financial Statements (unaudited) – continued

	Lifetime 2050 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(218)	$—	$—	$5,428,626
MFS Blended Research Emerging Markets Equity Fund	73	—	—	1,367,347
MFS Blended Research Growth Equity Fund	(459)	—	—	8,142,675
MFS Blended Research International Equity Fund	(129)	—	—	14,980,141
MFS Blended Research Mid Cap Equity Fund	(459)	—	—	13,582,217
MFS Blended Research Small Cap Equity Fund	(159)	—	—	3,394,263
MFS Blended Research Value Equity Fund	(314)	—	—	8,147,856
MFS Commodity Strategy Fund	(248,793)	—	—	6,770,590
MFS Emerging Markets Equity Fund	(129,414)	—	—	1,361,197
MFS Global Real Estate Fund	(2,034)	—	—	6,813,954
MFS Growth Fund	568,312	5,225	16,453	8,141,420
MFS Inflation-Adjusted Bond Fund	(427)	—	17,905	3,401,683
MFS Institutional Money Market Portfolio	(6)	—	708	651,905
MFS International Growth Fund	172,611	—	—	4,751,457
MFS International New Discovery Fund	(1,200)	—	—	5,445,028
MFS International Value Fund	399,790	—	—	4,754,745
MFS Mid Cap Growth Fund	455,439	—	—	6,799,899
MFS Mid Cap Value Fund	200,991	—	—	6,789,670
MFS New Discovery Fund	25,835	—	—	1,698,030
MFS New Discovery Value Fund	87,285	12,894	7,299	1,697,851
MFS Research Fund	177,154	—	—	5,426,072
MFS Research International Fund	(274,810)	—	—	5,439,072
MFS Total Return Bond Fund	(711)	—	48,291	3,399,202
MFS Value Fund	374,733	—	107,044	8,150,170
	$1,803,090	$18,119	$197,700	$136,535,070

	Lifetime 2055 Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	—	51,939	(222)	51,717
MFS Blended Research Emerging Markets Equity Fund	—	26,386	(493)	25,893
MFS Blended Research Growth Equity Fund	—	172,365	(401)	171,964
MFS Blended Research International Equity Fund	—	334,775	(1,312)	333,463
MFS Blended Research Mid Cap Equity Fund	—	306,455	(2,095)	304,360
MFS Blended Research Small Cap Equity Fund	—	71,148	(377)	70,771
MFS Blended Research Value Equity Fund	—	168,629	(1,283)	167,346
MFS Commodity Strategy Fund	179,008	95,801	(20,542)	254,267
MFS Emerging Markets Equity Fund	15,972	4,736	(10,024)	10,684
MFS Global Real Estate Fund	64,251	35,603	(5,607)	94,247
MFS Growth Fund	33,775	11,644	(21,714)	23,705
MFS Inflation-Adjusted Bond Fund	49,069	25,426	(3,901)	70,594
MFS Institutional Money Market Portfolio	147,937	6,460,420	(6,460,297)	148,060
MFS International Growth Fund	54,089	20,263	(35,320)	39,032
MFS International New Discovery Fund	28,578	13,870	(1,462)	40,986
MFS International Value Fund	40,602	14,555	(26,252)	28,905
MFS Mid Cap Growth Fund	140,379	49,722	(89,940)	100,161
MFS Mid Cap Value Fund	102,063	37,953	(66,790)	73,226
MFS New Discovery Fund	21,215	7,429	(13,848)	14,796
MFS New Discovery Value Fund	40,220	14,603	(26,850)	27,973
MFS Research Fund	44,915	15,277	(28,680)	31,512
MFS Research International Fund	106,665	42,204	(71,882)	76,987
MFS Total Return Bond Fund	47,711	25,001	(3,495)	69,217
MFS Value Fund	71,716	26,815	(46,638)	51,893

Notes to Financial Statements (unaudited) – continued

	Lifetime 2055 Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(34)	$—	$—	$1,200,344
MFS Blended Research Emerging Markets Equity Fund	11	—	—	300,102
MFS Blended Research Growth Equity Fund	(29)	—	—	1,800,468
MFS Blended Research International Equity Fund	(197)	—	—	3,301,283
MFS Blended Research Mid Cap Equity Fund	(245)	—	—	3,000,990
MFS Blended Research Small Cap Equity Fund	(75)	—	—	750,178
MFS Blended Research Value Equity Fund	(82)	—	—	1,800,639
MFS Commodity Strategy Fund	(36,494)	—	—	1,500,176
MFS Emerging Markets Equity Fund	(9,712)	—	—	300,106
MFS Global Real Estate Fund	(895)	—	—	1,500,418
MFS Growth Fund	66,108	971	3,056	1,800,388
MFS Inflation-Adjusted Bond Fund	23	—	3,524	751,125
MFS Institutional Money Market Portfolio	(17)	—	412	148,060
MFS International Growth Fund	33,609	—	—	1,050,359
MFS International New Discovery Fund	(938)	—	—	1,200,468
MFS International Value Fund	59,724	—	—	1,050,403
MFS Mid Cap Growth Fund	53,605	—	—	1,500,410
MFS Mid Cap Value Fund	26,259	—	—	1,500,397
MFS New Discovery Fund	5,997	—	—	375,088
MFS New Discovery Value Fund	14,414	2,469	1,398	375,121
MFS Research Fund	17,098	—	—	1,200,278
MFS Research International Fund	(42,617)	—	—	1,202,535
MFS Total Return Bond Fund	(321)	—	9,492	750,313
MFS Value Fund	47,321	—	20,848	1,800,679
	$232,513	$3,440	$38,730	$30,160,328

(8)	Acquisitions

At close of business on August 5, 2016, the MFS Lifetime Income Fund with net assets of approximately $623,063,426, acquired all of the assets and liabilities of MFS Lifetime 2015 Fund. The purpose of the transaction was to provide shareholders of MFS Lifetime 2015 Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 1,185,728 shares of the Lifetime Income Fund (valued at approximately $14,655,674) for all of the assets and liabilities of MFS Lifetime 2015 Fund. MFS Lifetime 2015 Fund then distributed the shares of the fund that MFS Lifetime 2015 Fund received from the MFS Lifetime Income Fund to its shareholders. MFS Lifetime 2015 Fund’s investments on that date were valued at approximately $14,674,086 with a cost basis of approximately $13,402,737. For financial reporting purposes, assets received and shares issued by the MFS Lifetime Income Fund were recorded at fair value; however, the cost basis of the investments received from MFS Lifetime 2015 Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

(9)	Subsequent Event

On December 6, 2016, the MFS Lifetime 2060 Fund, a new series of the trust, commenced operations.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2016 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2015 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge (the “Broadridge expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Income Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Lifetime 2025 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2015 relative to the Lipper performance universe. The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the five-year period was available.

MFS Lifetime 2030 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2015 relative to the Lipper performance universe.

MFS Lifetime 2035 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2015 relative to the Lipper performance universe. The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the five-year period was available.

MFS Lifetime 2040 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe.

MFS Lifetime 2045 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2015 relative to the Lipper performance universe. The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the five-year period was available.

MFS Lifetime 2050 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market

Board Review of Investment Advisory Agreement – continued

conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2015 relative to the Lipper performance universe.

MFS Lifetime 2055 Fund

Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2015, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2015 relative to the Lipper performance universe. The Fund commenced operations on November 2, 2012 and has a limited operating history and performance record; therefore no performance data for the five-year period was available.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Broadridge. The Trustees considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the total expense ratio for each of MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, and MFS Lifetime 2055 Fund was lower than the Broadridge expense group median, and (ii) the total expense ratio for MFS Lifetime Income Fund was approximately at the Broadridge expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2016.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the funds pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. Each fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of each fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about each fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

Each fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of each fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: December 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: December 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 15, 2016

*	Print name and title of each signing officer under his or her signature.